Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 57.9%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	8,840	$324,163

Agricultural Biotech - 0.3%

Corteva, Inc.	11,510	484,341

Apparel Manufacturers - 0.7%

Deckers Outdoor Corp.†	3,432	1,236,206

Applications Software - 3.0%

Microsoft Corp.	12,075	3,404,184
Roper Technologies, Inc.	2,255	1,006,023
ServiceNow, Inc.†	1,330	827,619

		5,237,826

Athletic Equipment - 0.1%

YETI Holdings, Inc.†	1,955	167,524

Athletic Footwear - 0.3%

NIKE, Inc., Class B	3,089	448,615

Auction Houses/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.	1,578	97,299

Auto-Cars/Light Trucks - 0.1%

Ferrari NV	1,007	210,584

Auto-Heavy Duty Trucks - 0.4%

PACCAR, Inc.	7,060	557,175
Volvo AB ADR	8,264	184,535

		741,710

Auto/Truck Parts & Equipment-Original - 0.6%

Autoliv, Inc.	599	51,346
Linamar Corp.	3,221	167,255
Magna International, Inc.	10,744	808,379

		1,026,980

Banks-Commercial - 1.5%

Banco Bilbao Vizcaya Argentaria SA ADR	12,226	80,569
Bank OZK	9,741	418,668
Cathay General Bancorp	4,810	199,086
Cullen/Frost Bankers, Inc.	2,120	251,474
East West Bancorp, Inc.	5,014	388,786
First Republic Bank	3,391	654,056
ING Groep NV ADR	8,658	125,455
Nordea Bank Abp ADR	14,266	185,601
ServisFirst Bancshares, Inc.	3,504	272,611
Washington Trust Bancorp, Inc.	1,796	95,152

		2,671,458

Banks-Super Regional - 0.7%

PNC Financial Services Group, Inc.	6,642	1,299,441

Batteries/Battery Systems - 0.1%

Energizer Holdings, Inc.	6,800	265,540

Beverages-Non-alcoholic - 0.6%

Coca-Cola Co.	8,988	471,600
Keurig Dr Pepper, Inc.	18,446	630,116

		1,101,716

Beverages-Wine/Spirits - 0.1%

Diageo PLC ADR	1,100	212,300

Brewery - 0.1%

Ambev SA ADR	55,156	152,231

Building & Construction Products-Misc. - 0.1%

James Hardie Industries PLC ADR	3,270	116,674

Building & Construction-Misc. - 0.0%

Comfort Systems USA, Inc.	942	67,183

Building Products-Air & Heating - 0.1%

Lennox International, Inc.	361	106,195

Building-Mobile Home/Manufactured Housing - 0.2%

LCI Industries	2,087	280,973

Building-Residential/Commercial - 0.1%

MDC Holdings, Inc.	2,858	133,526

Cable/Satellite TV - 0.4%

Cable One, Inc.	232	420,646
Comcast Corp., Class A	4,863	271,988

		692,634

Cellular Telecom - 0.5%

T-Mobile US, Inc.†	6,277	801,950

Chemicals-Diversified - 0.4%

Croda International PLC ADR	2,315	139,555
FMC Corp.	1,038	95,039
Huntsman Corp.	6,641	196,507
PPG Industries, Inc.	2,085	298,176

		729,277

Chemicals-Specialty - 0.2%

Givaudan SA ADR	2,496	228,134
H.B. Fuller Co.	1,639	105,814

		333,948

Coatings/Paint - 0.1%

RPM International, Inc.	2,482	192,727

Commercial Services - 0.1%

John Wiley & Sons, Inc., Class A	2,297	119,926

Commercial Services-Finance - 1.0%

Experian PLC ADR	4,384	183,602
Morningstar, Inc.	368	95,323
PayPal Holdings, Inc.†	5,276	1,372,868

		1,651,793

Computer Services - 0.3%

Amdocs, Ltd.	5,299	401,187
Leidos Holdings, Inc.	1,226	117,856

		519,043

Computers - 1.7%

Apple, Inc.	20,339	2,877,968

Containers-Metal/Glass - 0.5%

Ball Corp.	8,968	806,851

Containers-Paper/Plastic - 0.1%

Packaging Corp. of America	1,277	175,511

Cosmetics & Toiletries - 0.1%

Unilever PLC ADR	2,770	150,189

Data Processing/Management - 0.2%

Fair Isaac Corp.†	359	142,857
Fidelity National Information Services, Inc.	2,293	279,012

		421,869

Diagnostic Equipment - 1.0%

Thermo Fisher Scientific, Inc.	3,119	1,781,978

Disposable Medical Products - 0.3%

CONMED Corp.	2,378	311,114

Teleflex, Inc.	402	151,373

		462,487

Diversified Banking Institutions - 1.7%

Bank of America Corp.	6,915	293,542
BNP Paribas SA ADR	2,452	78,611
JPMorgan Chase & Co.	12,474	2,041,869
Morgan Stanley	4,702	457,552

		2,871,574

Diversified Manufacturing Operations - 0.7%

EnPro Industries, Inc.	1,214	105,764
Parker-Hannifin Corp.	2,250	629,145
Trane Technologies PLC	2,494	430,589

		1,165,498

Drug Delivery Systems - 0.3%

Becton Dickinson & Co.	2,018	496,065

E-Commerce/Products - 0.9%

Amazon.com, Inc.†	484	1,589,959

E-Commerce/Services - 0.1%

Rightmove PLC	10,833	99,371

Electric Products-Misc. - 0.2%

Littelfuse, Inc.	1,471	401,980

Electric-Distribution - 0.1%

Sempra Energy	1,223	154,710

Electric-Integrated - 1.8%

ALLETE, Inc.	3,567	212,308
Alliant Energy Corp.	2,059	115,263
CLP Holdings, Ltd. ADR	25,731	246,503
Eversource Energy	3,066	250,676
IDACORP, Inc.	1,335	138,012
NextEra Energy, Inc.	21,615	1,697,210
WEC Energy Group, Inc.	3,035	267,687
Xcel Energy, Inc.	4,192	262,000

		3,189,659

Electronic Components-Misc. - 0.2%

Hubbell, Inc.	1,175	212,287
nVent Electric PLC	6,824	220,620

		432,907

Electronic Components-Semiconductors - 1.0%

Microchip Technology, Inc.	10,643	1,633,594
Monolithic Power Systems, Inc.	378	183,209

		1,816,803

Electronic Forms - 0.8%

Adobe, Inc.†	2,482	1,428,937

Electronic Measurement Instruments - 0.0%

Mesa Laboratories, Inc.	186	56,239

Electronic Parts Distribution - 0.0%

Arrow Electronics, Inc.†	600	67,374

Enterprise Software/Service - 1.3%

Black Knight, Inc.†	1,845	132,840
ManTech International Corp., Class A	640	48,589
salesforce.com, Inc.†	5,978	1,621,353
SAP SE ADR	2,654	358,396
Tyler Technologies, Inc.†	208	95,399

		2,256,577

Entertainment Software - 0.2%

Activision Blizzard, Inc.	3,822	295,785

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	1,867	107,184

Finance-Credit Card - 1.1%

Discover Financial Services	9,182	1,128,009
Visa, Inc., Class A	3,136	698,544

		1,826,553

Finance-Investment Banker/Broker - 0.5%

Charles Schwab Corp.	10,843	789,804

Finance-Mortgage Loan/Banker - 0.1%

Federal Agricultural Mtg. Corp., Class C	1,349	146,393

Finance-Other Services - 1.0%

Deutsche Boerse AG ADR	9,815	158,807
Hong Kong Exchanges & Clearing, Ltd. ADR	4,709	289,980
Nasdaq, Inc.	6,801	1,312,729

		1,761,516

Financial Guarantee Insurance - 0.1%

Assured Guaranty, Ltd.	4,679	219,024

Food-Meat Products - 0.5%

Hormel Foods Corp.	12,762	523,242
Tyson Foods, Inc., Class A	3,822	301,709

		824,951

Food-Misc./Diversified - 0.2%

Ingredion, Inc.	2,616	232,850
Orkla ASA ADR	13,185	121,368

		354,218

Gas-Distribution - 0.1%

NiSource, Inc.	4,817	116,716

Golf - 0.2%

Acushnet Holdings Corp.	7,012	327,460

Industrial Gases - 0.6%

Air Liquide SA ADR	4,713	151,523
Air Products & Chemicals, Inc.	3,332	853,358

		1,004,881

Instruments-Controls - 0.6%

Honeywell International, Inc.	5,319	1,129,117

Insurance-Life/Health - 0.1%

AIA Group, Ltd. ADR	3,218	148,060

Insurance-Multi-line - 0.4%

Allianz SE ADR	8,682	194,998
Chubb, Ltd.	2,588	448,966

		643,964

Insurance-Property/Casualty - 0.8%

Fidelity National Financial, Inc.	18,376	833,168

James River Group Holdings, Ltd.	4,705	177,520
Markel Corp.†	63	75,293
Progressive Corp.	3,336	301,541

		1,387,522

Insurance-Reinsurance - 0.2%

Swiss Re AG ADR	18,911	403,561

Internet Content-Entertainment - 0.8%

Facebook, Inc., Class A†	4,025	1,366,045

Investment Management/Advisor Services - 1.1%

BlackRock, Inc.	1,759	1,475,203
Hamilton Lane, Inc., Class A	1,890	160,310
Raymond James Financial, Inc.	2,766	255,246

		1,890,759

Machine Tools & Related Products - 0.2%

Lincoln Electric Holdings, Inc.	2,943	379,029

Machinery-Construction & Mining - 0.6%

Caterpillar, Inc.	903	173,349
Epiroc AB ADR	30,342	625,652
Komatsu, Ltd. ADR	6,898	165,552

		964,553

Machinery-Farming - 0.6%

Deere & Co.	3,189	1,068,538

Machinery-General Industrial - 0.5%

Albany International Corp., Class A	2,525	194,097
Crane Co.	1,904	180,518
Kone Oyj ADR	6,381	223,654
Nordson Corp.	1,392	331,505

		929,774

Medical Instruments - 0.8%

Bio-Techne Corp.	149	72,201
Edwards Lifesciences Corp.†	6,306	713,902
Medtronic PLC	4,973	623,366

		1,409,469

Medical Products - 1.8%

Abbott Laboratories	16,620	1,963,321
Coloplast A/S ADR	11,588	181,352
Hill-Rom Holdings, Inc.	1,209	181,350
Sonova Holding AG ADR	3,937	298,228
STERIS PLC	2,434	497,217

		3,121,468

Medical-Biomedical/Gene - 0.1%

CSL, Ltd. ADR	1,742	182,370

Medical-Drugs - 2.5%

Eli Lilly & Co.	3,286	759,230
Merck & Co., Inc.	16,748	1,257,942
Novartis AG ADR	6,050	494,769
Novo Nordisk A/S ADR	1,306	125,389
Organon & Co.	1,610	52,792
Pfizer, Inc.	8,822	379,434
Phibro Animal Health Corp., Class A	2,172	46,785
Roche Holding AG ADR	25,320	1,151,301

		4,267,642

Medical-HMO - 0.8%

UnitedHealth Group, Inc.	3,463	1,353,133

Medical-Hospitals - 0.2%

Select Medical Holdings Corp.	4,011	145,078
Universal Health Services, Inc., Class B	1,024	141,691

		286,769

Metal Processors & Fabrication - 0.1%

Timken Co.	2,648	173,232

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	2,121	439,492

Oil & Gas Drilling - 0.0%

Helmerich & Payne, Inc.	1,820	49,886

Oil Companies-Exploration & Production - 0.7%

Cimarex Energy Co.	3,880	338,336
Diamondback Energy, Inc.	1,972	186,689
EOG Resources, Inc.	4,872	391,076
Whiting Petroleum Corp.†	3,847	224,703

		1,140,804

Oil Companies-Integrated - 1.2%

Chevron Corp.	17,959	1,821,941
Royal Dutch Shell PLC, Class B ADR	4,645	205,634

		2,027,575

Oil Refining & Marketing - 0.4%

HollyFrontier Corp.	4,559	151,039
Marathon Petroleum Corp.	6,090	376,423
Neste Oyj ADR	3,059	86,570

		614,032

Pipelines - 0.3%

Enterprise Products Partners LP	13,895	300,688
Targa Resources Corp.	4,336	213,374

		514,062

Power Converter/Supply Equipment - 0.1%

Schneider Electric SE ADR	7,380	245,197

Private Equity - 0.4%

KKR & Co., Inc., Class A	11,960	728,125

Real Estate Investment Trusts - 2.7%

Agree Realty Corp.	2,594	171,801
Alexandria Real Estate Equities, Inc.	4,815	920,002
American Tower Corp.	2,455	651,582
Camden Property Trust	867	127,856
CyrusOne, Inc.	4,495	347,958
Digital Realty Trust, Inc.	3,120	450,684
EastGroup Properties, Inc.	1,136	189,292
Four Corners Property Trust, Inc.	4,699	126,215
Granite Real Estate Investment Trust	3,066	218,052
Medical Properties Trust, Inc.	9,672	194,117
Prologis, Inc.	4,638	581,744
Realty Income Corp.	4,293	278,444
STORE Capital Corp.	6,859	219,694
Terreno Realty Corp.	2,966	187,540

		4,664,981

Real Estate Management/Services - 0.1%

Daito Trust Construction Co., Ltd. ADR	6,861	200,856

Recreational Vehicles - 0.3%

Brunswick Corp.	4,641	442,148

Rental Auto/Equipment - 0.0%

PROG Holdings, Inc.	1,601	67,258

Retail-Apparel/Shoe - 0.7%

Lululemon Athletica, Inc.†	2,939	1,189,413

Retail-Discount - 1.2%

Costco Wholesale Corp.	4,233	1,902,099
Target Corp.	1,061	242,725

		2,144,824

Retail-Gardening Products - 0.7%

Tractor Supply Co.	5,692	1,153,256

Retail-Restaurants - 0.3%

Papa John’s International, Inc.	1,277	162,166
Starbucks Corp.	3,293	363,251

		525,417

Rubber-Tires - 0.2%

Bridgestone Corp. ADR	15,933	377,931

Savings & Loans/Thrifts - 0.1%

Washington Federal, Inc.	2,815	96,583

Security Services - 0.1%

Secom Co., Ltd. ADR	9,247	167,093

Semiconductor Components-Integrated Circuits - 0.4%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,567	733,206

Semiconductor Equipment - 1.1%

ASML Holding NV	346	257,808
Lam Research Corp.	1,376	783,150
MKS Instruments, Inc.	2,638	398,101
Teradyne, Inc.	1,429	156,004
Tokyo Electron, Ltd. ADR	2,261	250,067

		1,845,130

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc.	886	171,051

Soap & Cleaning Preparation - 0.5%

Church & Dwight Co., Inc.	8,045	664,275
Reckitt Benckiser Group PLC ADR	8,676	137,081

		801,356

Telecom Services - 0.5%

BCE, Inc.	15,962	799,058
Telenor ASA ADR	5,362	90,296

		889,354

Telephone-Integrated - 0.4%

Verizon Communications, Inc.	11,482	620,143

Textile-Apparel - 0.1%

LVMH Moet Hennessy Louis Vuitton SE ADR	1,713	245,439

Tools-Hand Held - 0.3%

MSA Safety, Inc.	1,217	177,317
Snap-on, Inc.	1,558	325,544

		502,861

Toys - 0.3%

Hasbro, Inc.	2,758	246,069
Nintendo Co., Ltd. ADR	3,456	204,768

		450,837

Transport-Rail - 0.6%

Union Pacific Corp.	5,316	1,041,989

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	3,775	449,716

Water - 0.0%

Essential Utilities, Inc.	1,863	85,847

Web Portals/ISP - 1.3%

Alphabet, Inc., Class A†	875	2,339,330

Total Common Stocks
(cost $76,447,621)		99,972,971

EXCHANGE-TRADED FUNDS - 9.5%

Invesco QQQ Trust, Series 1	23,240	8,318,990
iShares Russell Top 200 ETF	78,490	8,087,610

Total Exchange-Traded Funds
(cost $12,726,037)		16,406,600

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.1%
Banks-Super Regional - 0.1%

PNC Financial Services Group, Inc. FRS 3.80% (3 ML+3.68%) due 02/01/2022(1) (cost $249,141)	$250,000	250,610

ASSET BACKED SECURITIES - 2.5%
Diversified Financial Services - 2.5%

BX Commercial Mtg. Trust FRS Series 2021-VINO, Class A 0.74% (1 ML+0.65%) due 05/15/2038*(2)	100,000	100,102
Carmax Auto Owner Trust Series 2021-1, Class A2A 0.22% due 02/15/2024	75,962	75,970
CCG Receivables Trust Series 2021-1, Class A2 0.30% due 06/14/2027*	98,797	98,642
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*	99,414	100,032
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(3)(4)	196,486	206,224
Commonbond Student Loan Trust Series 2019-AGS, Class A1 2.54% due 01/25/2047*	44,621	45,674
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	41,013	42,316
CSMC Trust VRS Series 2015-1, Class B2 3.94% due 01/25/2045*(3)(4)	51,741	52,297

Ford Credit Auto Owner Trust Series 2021-1, Class A 1.37% due 10/17/2033*	100,000	100,384
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(2)	66,830	67,059
HPEFS Equipment Trust Series 2021-1A, Class A2 0.27% due 03/20/2031*	100,000	99,954
JP Morgan Mtg. Trust VRS Series 2021-1, Class A4 2.50% due 06/25/2051*(3)(4)	76,276	77,310
JPMorgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(3)(4)	42,275	42,910
JPMorgan Mtg. Trust VRS Series 2017-3, Class B2 3.75% due 08/25/2047*(3)(4)	172,709	175,710
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class A 0.88% (1 ML+0.80%) due 04/15/2038*(2)	100,000	100,090
MMAF Equipment Finance LLC Series 2021-A, Class A2 0.30% due 04/15/2024*	100,000	99,989
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.97% due 12/16/2069*	196,467	195,520
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(3)(4)	81,608	88,477
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.48% due 08/25/2055*(3)(4)	67,314	71,887
PFS Financing Corp. Series 2018-F, Class A 3.52% due 10/15/2023*	250,000	249,621
Santander Drive Auto Receivables Trust Series 2021-1, Class A2 0.29% due 11/15/2023	21,140	21,134
Santander Drive Auto Receivables Trust Series 2021-3, Class A2 0.29% due 05/15/2024	250,000	250,059
Santander Drive Auto Receivables Trust Series 2021-1, Class A3 0.32% due 09/16/2024	50,000	50,030
Santander Drive Auto Receivables Trust Series 2021-3, Class A3 0.33% due 03/17/2025	250,000	250,229
Sequoia Mtg. Trust VRS Series 2021-3, Class A4 2.50% due 05/25/2051*(3)(4)	95,922	97,942
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.66% due 02/25/2043(3)(4)	31,602	32,087
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 0.32% (3 ML+0.20%) due 12/15/2039	77,996	76,282
SMB Private Education Loan Trust Series 2021-D, Class A1A 1.34% due 03/17/2053*	250,000	249,885
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(3)	150,000	156,210
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	250,000	262,096
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2 1.08% due 01/15/2025*	400,000	398,312
Verizon Owner Trust Series 2020-A, Class A1A 1.85% due 07/22/2024	200,000	202,638
Westlake Automobile Receivables Trust Series 2020-2A, Class A2A 0.93% due 02/15/2024*	93,357	93,543

Total Asset Backed Securities
(cost $4,214,581)		4,230,615

U.S. CORPORATE BONDS & NOTES - 18.5%
Aerospace/Defense - 0.2%

Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	298,832

Agricultural Operations - 0.1%

Bunge Ltd. Finance Corp. Company Guar. Notes 1.63% due 08/17/2025	250,000	252,511

Airlines - 0.0%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	68,346	69,892

Auto-Cars/Light Trucks - 0.2%

American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	261,615

Banks-Commercial - 0.1%

Fifth Third Bank Senior Notes 2.25% due 02/01/2027	250,000	260,441

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	250,000	258,092
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	261,330

		519,422

Banks-Super Regional - 0.5%

US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	541,587
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	273,579

		815,166

Brewery - 0.5%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	603,338
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	250,000	274,102

		877,440

Cable/Satellite TV - 0.8%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	250,000	257,930
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	272,657
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	250,000	268,820
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	250,000	254,219
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	336,792

		1,390,418

Casino Hotels - 0.1%

Boyd Gaming Corp. Company Guar. Notes 4.75% due 06/15/2031*	250,000	257,813

Cellular Telecom - 0.5%

Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	279,006
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	279,375
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*	218,750	233,625

		792,006

Chemicals-Diversified - 0.3%

Westlake Chemical Corp. Senior Notes 3.60% due 07/15/2022	218,000	221,622
Westlake Chemical Corp. Senior Notes 3.60% due 08/15/2026	250,000	274,371

		495,993

Chemicals-Specialty - 0.1%

H.B. Fuller Co. Senior Notes 4.25% due 10/15/2028	250,000	254,375

Computers - 0.3%

Apple, Inc. Senior Notes 1.13% due 05/11/2025	300,000	302,074
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	273,812

		575,886

Containers-Paper/Plastic - 0.5%

Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	515,000
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	326,595

		841,595

Data Processing/Management - 0.0%

Fidelity National Information Services, Inc. Senior Notes 0.38% due 03/01/2023	50,000	49,974

Diagnostic Equipment - 0.1%

PerkinElmer, Inc. Senior Notes 0.55% due 09/15/2023	250,000	250,198

Diversified Banking Institutions - 1.8%

Bank of America Corp. FRS Senior Notes 1.29% (3 ML+1.16%) due 01/20/2023	250,000	250,851
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	273,057
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	250,000	279,631

Citigroup, Inc. FRS Senior Notes 1.55% (3 ML+1.43%) due 09/01/2023	200,000	202,308
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	250,000	284,225
Goldman Sachs Group, Inc. Senior Notes 0.66% due 09/10/2024	250,000	250,022
Goldman Sachs Group, Inc. Senior Notes 1.09% due 12/09/2026	250,000	246,257
JPMorgan Chase & Co. Senior Notes 0.82% due 06/01/2025	250,000	249,920
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030	250,000	258,647
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	273,298
Morgan Stanley FRS Senior Notes 1.53% (3 ML+1.40%) due 10/24/2023	250,000	253,323
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	304,275

		3,125,814

E-Commerce/Products - 0.3%

Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	605,235

Electric-Integrated - 1.9%

Alliant Energy Finance LLC Company Guar. Notes 3.75% due 06/15/2023*	216,000	226,444
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	564,712
Black Hills Corp. Senior Notes 4.25% due 11/30/2023	250,000	267,075
Florida Power & Light Co. FRS Senior Notes 0.30% (SOFR+0.25%) due 05/10/2023	100,000	100,013
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	635,902
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	295,685
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	880,000
Public Service Co. of Colorado 1st Mtg. Bonds 1.88% due 06/15/2031	250,000	245,407

		3,215,238

Electric-Transmission - 0.4%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	500,000	622,843

Electronic Components-Semiconductors - 0.2%

Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	100,000	102,928
NVIDIA Corp. Senior Notes 2.00% due 06/15/2031	250,000	248,324

		351,252

Enterprise Software/Service - 0.2%

Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	271,118

Finance-Investment Banker/Broker - 0.2%

Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	250,000	289,743

Food-Misc./Diversified - 0.4%

Nestle Holdings, Inc. Company Guar. Notes 0.38% due 01/15/2024*	150,000	149,409
Nestle Holdings, Inc. Company Guar. Notes 0.61% due 09/14/2024*	250,000	250,052
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	250,000	251,933

		651,394

Gas-Distribution - 0.2%

NiSource, Inc. Senior Notes 3.60% due 05/01/2030	250,000	274,187

Hotels/Motels - 0.2%

Choice Hotels International, Inc. Senior Notes 3.70% due 12/01/2029	250,000	265,915

Insurance-Multi-line - 0.1%

Allstate Corp. FRS Senior Notes 0.76% (3 ML+0.63%) due 03/29/2023	250,000	251,918

Insurance-Mutual - 0.1%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	210,924

Insurance-Property/Casualty - 0.1%

Fidelity National Financial, Inc. Company Guar. Notes 2.45% due 03/15/2031	250,000	248,368

Medical Instruments - 0.4%

Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	613,732

Medical Products - 0.2%

Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	250,000	263,125

Medical-Biomedical/Gene - 0.6%

Amgen, Inc. Senior Notes 2.45% due 02/21/2030	250,000	255,062
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	200,000	202,458
Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023	250,000	250,012
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	268,941

		976,473

Medical-Drugs - 0.3%

Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	500,000	555,551

Medical-HMO - 0.2%

UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	250,000	276,580

Medical-Hospitals - 0.2%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	250,000	268,755

Multimedia - 0.1%

Walt Disney Co. Company Guar. Notes 1.75% due 01/13/2026	250,000	256,403

Non-Hazardous Waste Disposal - 0.6%

Covanta Holding Corp. Senior Notes 6.00% due 01/01/2027	250,000	259,157
Republic Services, Inc. Senior Notes 1.75% due 02/15/2032	500,000	473,947
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	252,500

		985,604

Office Automation & Equipment - 0.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	550,625

Office Supplies & Forms - 0.1%

Avery Dennison Corp. Senior Notes 0.85% due 08/15/2024	250,000	250,057

Oil Companies-Exploration & Production - 0.3%

Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	250,000	269,548
W&T Offshore, Inc. Sec. Notes 9.75% due 11/01/2023*	250,000	237,892

		507,440

Paper & Related Products -0.1%

Georgia-Pacific LLC Senior Notes 1.75% due 09/30/2025*	100,000	102,331

Pharmacy Services - 0.2%

CVS Health Corp. Senior Notes 2.63% due 08/15/2024	250,000	262,472
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	98,000	111,462

		373,934

Physical Therapy/Rehabilitation Centers - 0.2%

Encompass Health Corp. Company Guar. Notes 4.63% due 04/01/2031	400,000	421,000

Pipelines - 1.2%

Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	250,000	255,000
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	340,428
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	627,567
NGPL PipeCo LLC Senior Notes 4.88% due 08/15/2027*	250,000	283,609
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	250,000	267,479

Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	258,840

		2,032,923

Real Estate Investment Trusts - 1.4%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	250,000	271,776
American Tower Corp. Senior Notes 2.40% due 03/15/2025	200,000	207,939
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026†(5)(6)	500,000	346,250
CubeSmart LP Company Guar. Notes 4.38% due 12/15/2023	100,000	107,119
CubeSmart LP Company Guar. Notes 4.38% due 02/15/2029	250,000	284,429
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	283,736
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	565,269
SBA Tower Trust Mtg. Notes 1.63% due 05/15/2051*	100,000	99,700
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	225,000	232,985

		2,399,203

Retail-Automobile - 0.2%

Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	250,000	263,125

Steel-Specialty - 0.3%

Allegheny Technologies, Inc. Senior Notes 6.38% due 08/15/2023	500,000	562,500

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	309,908

Telecommunication Equipment - 0.1%

CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	250,000	237,790

Transport-Truck - 0.2%

XPO Logistics, Inc. Company Guar. Notes 6.25% due 05/01/2025*	250,000	263,595

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 1.70% due 06/15/2026*	250,000	251,260

Vitamins & Nutrition Products - 0.1%

HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	250,000	250,000

Web Hosting/Design - 0.2%

VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	284,158

Total U.S. Corporate Bonds & Notes
(cost $29,805,860)		31,903,598

FOREIGN CORPORATE BONDS & NOTES - 1.1%
Airlines - 0.2%

Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*	250,000	278,727

Banks-Commercial - 0.1%

ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	253,593

Diversified Banking Institutions - 0.4%

Deutsche Bank AG Senior Notes 0.90% due 05/28/2024	250,000	249,735
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	250,000	249,458
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	250,000	254,858

		754,051

Metal-Copper - 0.2%

Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	250,000	261,836

Oil Companies-Integrated - 0.2%

Suncor Energy, Inc. Senior Notes 2.80% due 05/15/2023	100,000	103,486
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	250,000	277,080

		380,566

Total Foreign Corporate Bonds & Notes
(cost $1,889,753)		1,928,773

U.S. GOVERNMENT AGENCIES - 6.4%
Federal Home Loan Mtg. Corp. - 1.3%

2.00% due 11/01/2035	148,238	153,508
2.00% due 08/01/2050	611,823	620,081
2.00% due 05/01/2051	193,994	195,476

2.50% due 08/01/2050	237,170	245,788
3.00% due 04/01/2035	23,033	24,554
3.00% due 10/01/2042	94,531	101,309
3.00% due 05/01/2043	64,253	69,330
3.00% due 07/01/2045	81,117	87,139
3.00% due 08/01/2049	196,464	205,657
3.50% due 07/01/2042	56,561	61,615
3.50% due 02/01/2044	82,001	88,654
5.00% due 01/01/2034	25,625	29,187
5.00% due 04/01/2035	22,643	25,853
5.00% due 03/01/2048	53,775	61,681
6.00% due 05/01/2031	6,274	7,352
7.50% due 12/01/2030	8,817	9,167
7.50% due 01/01/2031	6,424	6,715
7.50% due 02/01/2031	492	543
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K020, Class A2 2.37% due 05/25/2022(2)	87,114	87,938
Federal Home Loan Mtg. Corp. REMIC
Series 4033, Class ED 2.50% due 10/15/2036(4)	2,454	2,455
Series 4097, Class HI 3.00% due 08/15/2027(4)(7)	257,478	14,563
Series 4579, Class BA 3.00% due 01/15/2043(4)	27,095	27,711
Series 4343, Class DI 3.50% due 08/15/2040(4)(7)	43,451	1,560
Series 4121, Class UI 3.50% due 10/15/2042(4)(7)	191,201	21,267
Series 4135, Class DI 4.00% due 11/15/2042(4)(7)	68,022	7,107
Series 4808, Class DL 4.00% due 11/15/2045(4)	30,000	32,017
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3994, Class SH 6.52% (6.60% - 1 ML) due 06/15/2041(4)(7)(8)	388,651	41,849
Federal Home Loan Mtg. Corp. STRIPS
Series 2012-276, Class 40 4.00% due 09/15/2042(4)	33,459	36,835

		2,266,911

Federal National Mtg. Assoc. - 4.0%

2.00% due 02/01/2032	63,916	66,053
2.00% due 07/01/2035	331,064	342,428
2.00% due 10/01/2035	213,689	221,197
2.00% due 11/01/2035	104,238	107,888
2.00% due 10/01/2050	166,509	167,888
2.00% due 12/01/2050	222,940	224,157
2.00% due 02/01/2051	529,448	535,134
2.00% due 03/01/2051	189,539	191,656
2.50% due 06/01/2027	46,981	49,282
2.50% due 08/01/2028	61,119	64,266
2.50% due 03/01/2030	47,166	49,603
2.50% due 03/01/2035	110,284	116,384
2.50% due 07/01/2049	140,764	146,221
2.50% due 06/01/2050	367,562	379,209
2.50% due 07/01/2050	174,726	181,202
2.50% due 10/01/2050	366,439	380,368
2.50% due 12/01/2050	225,029	232,541
2.50% due 03/01/2051	283,809	293,772
3.00% due 04/01/2027	14,022	14,861
3.00% due 12/01/2034	53,568	56,504
3.00% due 10/01/2036	62,934	67,373
3.00% due 10/01/2042	66,385	71,726
3.00% due 12/01/2042	70,059	75,565
3.00% due 04/01/2043	91,008	97,928
3.00% due 07/01/2046	108,997	116,735
3.00% due 12/01/2046	49,849	53,316
3.00% due 10/01/2049	67,270	70,483
3.00% due 11/01/2049	200,366	211,334
3.00% due 12/01/2049	68,720	72,154
3.00% due 01/01/2050	103,582	108,753
3.00% due 02/01/2050	80,377	84,312
3.00% due 08/01/2050	99,668	104,681
3.50% due 08/01/2031	36,241	39,314
3.50% due 02/01/2033	67,805	73,570
3.50% due 01/01/2036	63,990	68,947
3.50% due 06/01/2039	28,589	30,839
3.50% due 11/01/2042	85,717	93,789
3.50% due 02/01/2043	34,681	38,389
3.50% due 05/01/2043	88,183	97,617
3.50% due 09/01/2045	37,087	40,569
3.50% due 03/01/2047	87,805	96,755
3.50% due 10/01/2047	23,816	25,275
4.00% due 09/01/2038	14,064	15,173
4.00% due 09/01/2040	63,576	70,166
4.00% due 10/01/2044	98,517	108,849
4.00% due 08/01/2046	79,818	88,349
4.50% due 03/01/2041	88,719	99,465
4.50% due 09/01/2043	193,723	219,392
4.50% due 11/01/2045	96,840	108,788
5.00% due 02/01/2040	67,486	78,090
5.00% due 07/01/2041	81,769	93,745
5.00% due 02/01/2044	76,756	88,005
6.00% due 05/01/2031	2,495	2,922
6.50% due 09/01/2024	1,820	2,045
6.50% due 09/01/2025	706	794
6.50% due 11/01/2025	1,362	1,530
6.50% due 05/01/2026	4,914	5,520
6.50% due 11/01/2027	103	116
6.50% due 01/01/2032	2,601	2,922
7.00% due 05/01/2029	1,995	2,185
7.00% due 09/01/2029	3,826	3,877
7.00% due 01/01/2031	526	532
7.50% due 01/01/2031	4,340	4,699
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 1.56% due 06/25/2045(3)(4)(7)	123,949	6,848
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50% due 02/25/2028(4)(7)	152,055	7,812

Series 2017-54, Class IO 3.00% due 07/25/2032(4)(7)	180,822	16,161
Series 2016-62, Class IA 3.00% due 10/25/2040(4)(7)	59,816	2,059
Series 2016-92, Class A 3.00% due 04/25/2042(4)	20,025	20,328
Series 2021-1, Class JI 3.00% due 01/25/2051(4)(7)	226,730	31,855
Series 2016-4, Class LI 3.50% due 02/25/2036(4)(7)	199,358	22,194
Series 2017-66, Class C 3.50% due 08/25/2045(4)	60,000	61,786
Series 2015-18, Class IA 4.50% due 04/25/2045(4)(7)	174,198	30,075
Series 2002-16, Class TM 7.00% due 04/25/2032(4)	35,650	41,640

		6,797,960

Government National Mtg. Assoc. - 1.1%

3.00% due 02/15/2043	99,395	106,933
3.00% due 07/20/2045	112,399	118,418
3.00% due 07/20/2046	31,257	32,889
3.00% due 08/20/2046	66,989	70,531
3.00% due 09/20/2046	83,042	87,384
3.00% due 12/20/2046	42,762	45,051
3.00% due 02/20/2047	53,039	55,867
3.00% due 08/20/2047	32,452	34,037
3.50% due 09/15/2042	59,664	64,434
3.50% due 05/15/2043	35,305	38,321
3.50% due 09/20/2045	77,182	83,767
3.50% due 06/20/2046	80,183	86,603
3.50% due 04/20/2047	59,066	62,141
3.50% due 05/20/2047	57,617	64,101
3.50% due 11/20/2047	57,576	63,715
3.50% due 02/20/2048	64,913	68,594
4.00% due 10/20/2044	83,453	90,316
4.00% due 07/20/2047	45,303	50,765
4.00% due 01/20/2048	121,568	132,124
4.50% due 05/15/2039	19,345	21,882
5.50% due 07/20/2033	38,874	44,540
6.00% due 07/20/2033	29,278	34,297
6.50% due 12/15/2023	1,844	2,060
6.50% due 03/20/2027	304	305
6.50% due 04/20/2027	4,508	4,690
7.00% due 12/15/2023	313	323
7.00% due 04/15/2028	6,022	6,133
7.50% due 09/15/2030	3,260	3,380
7.50% due 01/15/2031	2,126	2,191
Government National Mtg. Assoc. REMIC VRS
Series 2018-25, Class IO 0.89% due 06/16/2045(2)(3)(7)	686,409	18,144
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00% due 12/20/2050(4)(7)	956,347	108,827
Series 2020-191, Class IM 2.50% due 12/20/2050(4)(7)	208,454	24,705
Series 2017-51, Class AH 2.60% due 05/16/2059(2)	48,722	50,096
Series 2017-190, Class AD 2.60% due 03/16/2060(2)	52,802	54,302
Series 2020-146, Class MI 3.00% due 10/20/2050(4)(7)	200,852	22,117
Series 2020-167, Class IE 3.00% due 11/20/2050(4)(7)	216,643	26,521
Series 2020-167, Class IG 3.00% due 11/20/2050(4)(7)	322,940	40,331
Series 2020-181, Class MI 3.00% due 12/20/2050(4)(7)	183,444	21,394
Series 2021-15, Class IP 3.00% due 01/20/2051(4)(7)	317,146	38,618
Series 2017-87, Class IO 4.00% due 01/20/2046(4)(7)	65,638	4,622

		1,885,469

Total U.S. Government Agencies
(cost $10,950,416)		10,950,340

U.S. GOVERNMENT TREASURIES - 1.6%
United States Treasury Bonds - 0.2%

2.38% due 05/15/2051	250,000	266,016

United States Treasury Notes - 1.4%

0.13% due 10/15/2023	550,000	548,023
0.25% due 03/15/2024	500,000	498,223
0.25% due 06/15/2024	150,000	149,144
0.88% due 06/30/2026	200,000	199,211
1.63% due 05/15/2031	1,000,000	1,010,469

		2,405,070

Total U.S. Government Treasuries
(cost $2,683,584)		2,671,086

LOANS(9)(10)(11) - 0.4%
Computer Software - 0.3%

Ivanti Software, Inc. FRS BTL-B 5.75% (3ML+4.75%) due 12/01/2027	497,500	498,371

Pipelines - 0.1%

BCP Renaissance Parent LLC FRS BTL-B 4.50% (3 ML +3.50%) due 10/31/2024	228,114	225,955

Total Loans
(cost $718,532)		724,326

Total Long-Term Investment Securities
(cost $139,685,525)		169,038,919

REPURCHASE AGREEMENTS - 2.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 09/30/2021, to be repurchased 10/01/2021 in the amount of $3,440,000 and collateralized by $3,266,200 of United States Treasury Bonds, bearing interest at 2.38% due 11/15/2049 and having an approximate value of $3,508,870 (cost $3,440,000)	3,440,000	3,440,000

TOTAL INVESTMENTS
(cost $143,125,525)	100.0%	172,478,919
Other assets less liabilities	0.0	60,038

NET ASSETS	100.0%	$172,538,957

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $9,944,708 representing 5.8% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Company has filed for bankruptcy protection.
(6)	Security in default of interest.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2021.
(9)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate trading of registered interest and principal of securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2021 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

SOFR-Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2021 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$99,873,600	$99,371	**	$—	$99,972,971
Exchange-Traded Funds	16,406,600	—		—	16,406,600
Preferred Securities/Capital Securities	—	250,610		—	250,610
Asset Backed Securities	—	4,230,615		—	4,230,615
U.S. Corporate Bonds & Notes	—	31,903,598		—	31,903,598
Foreign Corporate Bonds & Notes	—	1,928,773		—	1,928,773
U.S. Government Agencies	—	10,950,340		—	10,950,340
U.S. Government Treasuries	—	2,671,086		—	2,671,086
Loans	—	724,326		—	724,326
Repurchase Agreements	—	3,440,000		—	3,440,000

Total Investments at Value	$116,280,200	$56,198,719		$—	$172,478,919

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period. There were no Level 3 transfers during the period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS - 98.2%
Applications Software - 1.0%

IronSource, Ltd.† Class A	1,916,821	$20,835,844

Brewery - 1.5%

Constellation Brands, Inc., Class A	144,604	30,466,617

Building Products-Air & Heating - 1.5%

Johnson Controls International PLC	430,765	29,326,481

Building-Mobile Home/Manufactured Housing - 1.2%

Thor Industries, Inc.	192,515	23,633,141

Building-Residential/Commercial - 1.1%

Lennar Corp., Class A	223,335	20,922,023

Commercial Services - 1.5%

CoStar Group, Inc.†	357,320	30,750,959

Commercial Services-Finance - 0.6%

Multiplan Corp.†	1,859,935	10,471,434
Payoneer Global, Inc.†	174,700	1,493,685

		11,965,119

Communications Software - 1.1%

RingCentral, Inc., Class A†	104,798	22,793,565

Computer Data Security - 0.9%

Varonis Systems, Inc.†	295,710	17,993,953

Computer Services - 1.1%

Leidos Holdings, Inc.	220,415	21,188,494

Computer Software - 1.7%

MongoDB, Inc.†	57,088	26,917,563
ZoomInfo Technologies, Inc., Class A†	118,800	7,269,372

		34,186,935

Data Processing/Management - 1.5%

Fair Isaac Corp.†	75,991	30,239,099

Diagnostic Equipment - 1.1%

Danaher Corp.	75,113	22,867,402

Distribution/Wholesale - 1.0%

Copart, Inc.†	145,421	20,172,801

Drug Delivery Systems - 3.0%

DexCom, Inc.†	111,038	60,722,241

E-Commerce/Products - 6.4%

Amazon.com, Inc.†	38,111	125,196,159
The Honest Company, Inc. Lock-Up Shares†(3)	206,383	2,123,474

		127,319,633

E-Commerce/Services - 5.1%

Airbnb, Inc., Class A†	279,098	46,818,689
Booking Holdings, Inc.†	12,734	30,228,861
Match Group, Inc.†	159,771	25,082,449

		102,129,999

Electronic Components-Semiconductors - 3.8%

Advanced Micro Devices, Inc.†	571,321	58,788,931
Marvell Technology, Inc.	293,417	17,695,979

		76,484,910

Energy-Alternate Sources - 1.0%

SolarEdge Technologies, Inc.†	78,255	20,754,791

Enterprise Software/Service - 8.5%

Guidewire Software, Inc.†	198,689	23,618,161
Paycom Software, Inc.†	112,433	55,738,660
salesforce.com, Inc.†	213,142	57,808,373
Workday, Inc., Class A†	136,557	34,124,229

		171,289,423

Finance-Credit Card - 3.2%

Mastercard, Inc., Class A	184,768	64,240,138

Finance-Investment Banker/Broker - 1.0%

Tradeweb Markets, Inc., Class A	242,693	19,604,741

Finance-Other Services - 0.5%

Coinbase Global, Inc., Class A†	39,596	9,007,298

Internet Content-Entertainment - 11.3%

Facebook, Inc., Class A†	320,288	108,702,544
Snap, Inc., Class A†	762,172	56,301,646
Spotify Technology SA†	192,437	43,363,753
Twitter, Inc.†	300,399	18,141,096

		226,509,039

Internet Gambling - 1.8%

DraftKings, Inc., Class A†	751,387	36,186,798

Lighting Products & Systems - 0.7%

Universal Display Corp.	85,442	14,607,164

Machinery-General Industrial - 1.0%

Middleby Corp.†	111,283	18,974,864

Medical Products - 4.7%

ABIOMED, Inc.†	65,465	21,310,167
Align Technology, Inc.†	87,232	58,046,790
Inspire Medical Systems, Inc.†	65,816	15,327,230

		94,684,187

Medical-Biomedical/Gene - 3.2%

Ascendis Pharma A/S ADR†	53,159	8,473,013
Exact Sciences Corp.†	192,611	18,384,720
Illumina, Inc.†	80,040	32,465,024
Kodiak Sciences, Inc.†	46,275	4,441,475

		63,764,232

Medical-Drugs - 0.2%

Reata Pharmaceuticals, Inc., Class A†	31,178	3,136,819

Medical-Outpatient/Home Medical - 0.9%

Oak Street Health, Inc.†	420,756	17,894,753

Medical-Wholesale Drug Distribution - 1.4%

GoodRx Holdings, Inc., Class A†	690,220	28,312,824

Networking Products - 2.2%

Arista Networks, Inc.†	126,670	43,528,879

Patient Monitoring Equipment - 1.6%

Insulet Corp.†	114,140	32,442,012

Racetracks - 0.8%

Penn National Gaming, Inc.†	230,267	16,685,147

Recreational Vehicles - 0.7%

Polaris, Inc.	123,284	14,752,163

Retail-Apparel/Shoe - 4.9%

Lululemon Athletica, Inc.†	152,717	61,804,570
Ross Stores, Inc.	335,002	36,464,968

		98,269,538

Retail-Misc./Diversified - 1.4%

Five Below, Inc.†	155,696	27,528,610

Retail-Perfume & Cosmetics - 1.0%

Ulta Beauty, Inc.†	54,590	19,702,623

Retail-Restaurants - 1.6%

Chipotle Mexican Grill, Inc.†	18,103	32,902,565

Schools - 0.9%

Chegg, Inc.†	263,332	17,911,843

Semiconductor Equipment - 0.9%

MKS Instruments, Inc.	120,384	18,167,149

Technology Services - 0.0%

Magic Leap, Inc., Class A†(1)(3)	186	2,214

Veterinary Diagnostics - 0.8%

Elanco Animal Health, Inc.†	493,266	15,730,253

Web Portals/ISP - 6.9%

Alphabet, Inc., Class A†	51,995	139,009,672

Total Common Stocks
(cost $1,640,294,451)		1,969,598,955

CONVERTIBLE PREFERRED SECURITIES - 0.0%
Advertising Services - 0.0%

Nanigans, Inc., Series B†(1)(3)
(cost $1,384,662)	126,818	0

Total Long-Term Investment Securities
(cost $1,641,679,113)		1,969,598,955

REPURCHASE AGREEMENTS - 0.4%

Bank of America Securities LLC Joint Repurchase Agreement(2)	$1,925,000	1,925,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	1,335,000	1,335,000
BNP Paribas SA Joint Repurchase Agreement(2)	1,155,000	1,155,000
Deutsche Bank AG Joint Repurchase Agreement(2)	2,060,000	2,060,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	2,045,000	2,045,000

Total Repurchase Agreements
(cost $8,520,000)		8,520,000

TOTAL INVESTMENTS
(cost $1,650,199,113)	98.6%	1,978,118,955
Other assets less liabilities	1.4	28,639,459

NET ASSETS	100.0%	$2,006,758,414

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
The Honest Co., Inc., Lock-up Shares	08/20/2014	206,383	$2,641,712	$2,123,474	$10.29	0.11%
Magic Leap, Inc., Class A	12/28/2015	186	2,157,962	2,214	11.90	0.00
Convertible Preferred Securities
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	0	0.00	0.00

				$2,125,688		0.11%

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Products	$125,196,159	$2,123,474	$—	$127,319,633
Technology Services	—	—	2,214	2,214
Other Industries	1,842,277,108	—	—	1,842,277,108
Convertible Preferred Securities	—	—	0	0
Repurchase Agreements	—	8,520,000	—	8,520,000

Total Investments at Value	$1,967,473,267	$10,643,474	$2,214	$1,978,118,955

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amount represents unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2021 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 7.7%
Diversified Financial Services - 7.7%

Aaset Trust Series 2019-1, Class A 3.84% due 05/15/2039*	$686,408	$682,713
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94% due 08/15/2046*	4,010,000	4,028,109
Angel Oak Mtg. Trust I LLC VRS Series 2019-6, Class A1 2.62% due 11/25/2059*(1)(2)	452,868	454,084
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(1)(2)	423,415	426,081
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(1)(2)	324,262	327,360
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	658,193	661,783
Apidos CLO FRS Series 2021-35A, Class A 1.25% (3ML+1.05%) due 04/20/2034*(3)	3,600,000	3,603,139
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	192,270	192,847
Bain Capital Credit CLO, Ltd. FRS Series 2021-3A, Class A 1.35% (3 ML+1.16%) due 07/24/2034*(3)	1,540,000	1,539,587
BANK Series 2021-BN35, Class A5 2.29% due 06/15/2064(4)	7,380,000	7,450,055
Battalion CLO, Ltd. FRS Series 2021-20A, Class B 1.89% (3 ML+1.75%) due 07/15/2034*(3)	910,000	909,514
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	1,092,514	1,118,604
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 1.24% (3 ML+1.11%) due 07/20/2031*(3)	795,000	796,296
BFLD Trust FRS Series 2020-OBRK, Class A 2.13% (1 ML + 2.05%) due 11/15/2028*(4)	2,140,000	2,162,685
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class B 1.88% (3 ML+1.70%) due 04/19/2034*(3)	2,000,000	1,998,990
BX Commercial Mtg. Trust FRS Series 2021-VOLT, Class A 0.80% (1 ML+0.70%) due 09/15/2036*(4)	4,455,000	4,457,795
BXHPP Trust FRS Series 2021-FILM, Class A 0.73% (1 ML+0.65%) due 08/15/2036*(4)	4,335,000	4,337,719
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A3 3.27% due 12/19/2022*	22,693	22,764
Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.97% due 04/15/2039*	943,246	943,234
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*	1,442,349	1,451,314
CF Hippolyta LLC Series 2020-1, Class A1 1.69% due 07/15/2060*	3,065,302	3,106,099
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.87% due 08/16/2032*	1,235,221	1,241,674
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	438,127	439,557
CIFC Funding, Ltd. FRS Series 2021-3A, Class B 1.85% (3 ML+1.70%) due 07/15/2036*(3)	2,000,000	1,998,992
Cloud Pass-Through Trust VRS Series 2019-1A, Class CLOU 3.55% due 12/05/2022*(1)	99,224	99,573
COLT Mtg. Loan Trust VRS Series 2020-1, Class A1 2.49% due 02/25/2050*(1)(2)	610,743	611,065
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.28% (3 ML+1.15%) due 10/25/2028*(3)	1,777,129	1,778,048
Columbia Cent, Ltd. FRS Series 2021-31A, Class A1 1.33% (3ML+1.20%) due 04/20/2034*(3)	3,510,000	3,509,115
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	1,020,000	1,031,204
Credit Acceptance Auto Loan Trust Series 2020-3A, Class A 1.24% due 10/15/2029*	5,205,000	5,250,725
Enterprise Fleet Financing LLC Series 2019-3, Class A2 2.06% due 05/20/2025*	767,863	776,596
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.38% due 05/20/2024*	151,849	152,458
FirstKey Homes Trust Series 2021-SFR1, Class A 1.54% due 08/17/2038*	4,880,000	4,870,922
Flagstar Mtg. Trust VRS Series 2021-9INV, Class A2 2.00% due 09/25/2041*(1)(2)	2,185,000	2,214,720
Flagstar Mtg. Trust VRS Series 2018-3INV, Class A3 4.00% due 05/25/2048*(1)(2)	1,452,768	1,490,791
Ford Credit Auto Lease Trust Series 2021-A, Class C 0.78% due 09/15/2025	1,585,000	1,580,330

Ford Credit Auto Owner Trust Series 2021-1, Class B 1.61% due 10/17/2033*	835,000	833,874
Ford Credit Auto Owner Trust Series 2021-1, Class C 1.91% due 10/17/2033*	725,000	725,037
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	204,850	205,356
Horizon Aircraft Finance, Ltd. Series 2019-2, Class A 3.43% due 11/15/2039*	746,999	744,994
Horizon Aircraft Finance, Ltd. Series 2019-1, Class A 3.72% due 07/15/2039*	421,853	422,866
LIFE Mtg. Trust FRS Series 2021-BMR, Class A 0.78% (1 ML+0.70%) due 03/15/2038*(4)	895,000	895,841
MACH 1, Ltd. Series 2019-1, Class A 3.47% due 10/15/2039*	446,023	444,984
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 0.88% (3 ML+0.75%) due 04/15/2029*(3)	7,976,989	7,976,319
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 0.93% (3 ML+0.80%) due 01/15/2028*(3)	5,467,962	5,472,774
Magnetite, Ltd. FRS Series 2016-18A, Class AR 1.20% (3 ML+1.08%) due 11/15/2028*(3)	2,878,000	2,878,768
Master Credit Card Trust FRS Series 2017-3, Class A 0.57% (1 ML+0.49%) due 07/21/2024*	4,730,000	4,754,400
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)	685,894	703,617
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(1)	67,569	67,778
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)	653,633	664,234
MMAF Equipment Finance LLC Series 2019-B, Class A5 2.29% due 11/12/2041*	2,960,000	3,087,408
OHA Credit Funding 3, Ltd. FRS Series 2019-3A, Class AR 1.29% (3 ML + 1.14%) due 07/02/2035*(3)	4,550,000	4,548,853
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	533,545	534,749
Rockland Park CLO, Ltd. FRS Series 2021-1A, Class A 1.28% (3 ML+1.12%) due 04/20/2034*(3)	1,825,000	1,824,540
Rockland Park CLO, Ltd. FRS Series 2021-1A, Class B 1.81% (3 ML+1.65%) due 04/20/2034*(3)	2,750,000	2,748,611
RR 16, Ltd. FRS Series 2021-16A, Class A2 1.73% (3 ML + 1.65%) due 07/15/2036*(3)	2,740,000	2,738,619
SCF Equipment Leasing LLC Series 2021-1A, Class A3 0.83% due 08/21/2028*	5,815,000	5,800,492
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	1,340,000	1,475,689
SoFi Consumer Loan Program Trust Series 2021-1, Class A 0.49% due 09/25/2030*	1,500,000	1,499,888
SoFi Consumer Loan Program Trust Series 2020-1, Class A 2.02% due 01/25/2029*	490,596	493,663
Sound Point, Ltd. FRS Series 2013-2RA, Class A1 1.08% (3 ML+0.95%) due 04/15/2029*(3)	4,700,000	4,707,153
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*	526,011	526,247
STARR III Series 2019-2, Class A 3.54% due 11/15/2044*	19,620	19,444
Symphony CLO XVII, Ltd. FRS Series 2016-17A, Class AR 1.01% (3ML+0.88%) due 04/15/2028*(3)	1,146,294	1,147,006
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(1)	164,346	164,723
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)	1,190,525	1,216,495
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)	599,491	611,724
Treman Park, Ltd. FRS Series 2015-1A, Class ARR 1.20% (3 ML+1.07%) due 10/20/2028*(3)	4,043,318	4,046,480
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2 3.19% due 07/15/2044*	773,542	798,789

Vantage Data Centers LLC Series 2020-1A, Class A2 1.65% due 09/15/2045*	3,280,000	3,269,114
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.38% (3 ML+1.24%) due 04/15/2034*(3)	2,905,000	2,904,268

Total Asset Backed Securities (cost $138,397,057)		138,671,339

U.S. CORPORATE BONDS & NOTES - 15.1%
Apparel Manufacturers - 0.4%

VF Corp. Senior Notes 2.80% due 04/23/2027	995,000	1,056,131
VF Corp. Senior Notes 2.95% due 04/23/2030	5,740,000	6,035,903

		7,092,034

Banks-Commercial - 0.3%

PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	933,523
Truist Financial Corp. Senior Notes 2.20% due 03/16/2023	4,700,000	4,821,966

		5,755,489

Banks-Fiduciary - 0.7%

Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	2,250,000	2,322,822
National Securities Clearing Corp. Senior Notes 0.75% due 12/07/2025*	8,905,000	8,773,942
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,516,808

		12,613,572

Banks-Super Regional - 0.4%

US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	508,011
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	2,760,000	2,806,045
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,906,864
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,770,000	1,841,988
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	715,629

		7,778,537

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	1,725,000	2,058,569

Cable/Satellite TV - 0.6%

Comcast Corp. Company Guar. Notes 2.65% due 08/15/2062	850,000	744,864
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	3,011,000	2,878,920
Comcast Corp. Company Guar. Notes 2.94% due 11/01/2056*	1,675,000	1,582,185
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,811,111
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	1,524,000	1,736,106
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	234,995

		9,988,181

Computer Services - 0.2%

International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	3,775,000	4,167,913

Computers - 0.1%

Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,141,770

Diversified Banking Institutions - 4.1%

Bank of America Corp. Senior Notes 1.73% due 07/22/2027	4,575,000	4,593,215
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	5,285,000	5,206,118
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,594,214
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	5,015,000	5,331,079
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	1,950,000	2,047,169
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,459,907
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	2,645,000	2,958,500
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,377,883

Goldman Sachs Group, Inc. Senior Notes 1.43% due 03/09/2027	7,705,000	7,681,249
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	3,380,000	3,345,620
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	1,995,000	2,015,389
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,215,412
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,836,308
JPMorgan Chase & Co. Senior Notes 1.95% due 02/04/2032	2,895,000	2,789,592
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	7,900,000	8,002,605
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	4,520,000	5,201,741
Morgan Stanley Senior Notes 1.93% due 04/28/2032	1,505,000	1,441,617
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,975,000	5,483,865
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,605,864

		74,187,347

Electric-Distribution - 0.4%

Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	3,646,000	4,081,263
Oglethorpe Power Corp. 1st Mtg. Notes 5.25% due 09/01/2050	2,660,000	3,338,083

		7,419,346

Electric-Integrated - 1.5%

Georgia Power Co. Senior Notes 3.70% due 01/30/2050	1,905,000	2,026,650
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	529,381
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	757,135
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.90% due 06/15/2028	5,560,000	5,558,624
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	3,820,000	3,705,497
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	1,052,000	1,235,193
SCE Recovery Funding LLC Senior Sec. Notes 0.86% due 11/15/2031	1,495,000	1,446,572
SCE Recovery Funding LLC Senior Sec. Notes 1.94% due 05/15/2038	630,000	602,161
SCE Recovery Funding LLC Senior Sec. Notes 2.51% due 11/15/2043	365,000	345,995
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	330,537
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,614,749
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	3,339,994
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	888,002
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	467,209
Westar Energy, Inc. 1st Mtg. Notes 3.25% due 09/01/2049	3,200,000	3,324,914

		26,172,613

Electronic Components-Semiconductors - 0.2%

Intel Corp. Senior Bonds 3.05% due 08/12/2051	3,560,000	3,550,998

Enterprise Software/Service - 0.3%

Oracle Corp. Senior Notes 3.60% due 04/01/2050	3,810,000	3,805,405
Oracle Corp. Senior Notes 3.85% due 04/01/2060	910,000	922,183

		4,727,588

Gas-Distribution - 0.4%

Boston Gas Co. Senior Notes 3.00% due 08/01/2029*	995,000	1,036,151
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	1,655,000	1,761,058
Brooklyn Union Gas Co. Senior Notes 3.41% due 03/10/2026*	1,170,000	1,253,310
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,666,438

		7,716,957

Insurance-Life/Health - 1.4%

Athene Global Funding Sec. Notes 2.50% due 03/24/2028*	8,470,000	8,661,642
Brighthouse Financial Global Funding Senior Sec. Notes 1.00% due 04/12/2024*	600,000	603,458
Brighthouse Financial Global Funding Sec. Notes 1.55% due 05/24/2026*	6,290,000	6,315,163
Equitable Financial Life Global Funding Senior Sec. Notes 1.40% due 08/27/2027*	3,405,000	3,359,322
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	5,985,000	5,941,392

		24,880,977

Insurance-Multi-line - 0.4%

Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	977,397
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,461,843
Nationwide Mutual Insurance Co. Sub. Bonds 4.35% due 04/30/2050*	3,815,000	4,334,827

		6,774,067

Insurance-Mutual - 0.3%

New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,905,423
Northwestern Mutual Life Insurance Co. Sub. Notes 3.63% due 09/30/2059*	294,000	318,303

		5,223,726

Medical Labs & Testing Services - 0.3%

Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	5,311,678

Medical-Drugs - 0.2%

Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,968,314

Medical-HMO - 0.4%

Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	3,915,000	3,952,405
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	1,155,000	1,156,237
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,282,774
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	825,000	1,012,175

		7,403,591

Medical-Hospitals - 1.5%

Bon Secours Mercy Health, Inc. Sec. Notes 2.10% due 06/01/2031	840,000	834,729
Children’s National Medical Center Notes 2.93% due 07/15/2050	1,890,000	1,859,397
CommonSpirit Health Senior Sec. Notes 3.82% due 10/01/2049	6,100,000	6,795,369
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,339,493
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,955,344
Mercy Health Senior Sec. Notes 4.30% due 07/01/2028	2,645,000	3,030,092
Piedmont Healthcare, Inc. Sec. Notes 2.04% due 01/01/2032	6,525,000	6,393,602
Stanford Health Care Notes 3.31% due 08/15/2030	2,000,000	2,196,037
Sutter Health Notes 2.29% due 08/15/2030	1,740,000	1,752,728

		27,156,791

Multimedia - 0.0%

NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	505,000	608,046

Oil Companies-Integrated - 0.1%

Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	845,000	884,271

Real Estate Investment Trusts - 0.3%

SBA Tower Trust Mtg. Notes 1.63% due 05/15/2051*	1,555,000	1,550,331
SBA Tower Trust Mtg. Notes 1.88% due 07/15/2050*	810,000	819,870

SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	1,030,000	1,066,555
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,513,936

		4,950,692

Schools - 0.1%

Stanford University Notes 6.88% due 02/01/2024	1,970,000	2,252,222

Special Purpose Entity - 0.0%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	451,750	467,962

Telephone-Integrated - 0.2%

Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	470,000	532,123
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	2,000,000	2,365,291

		2,897,414

Tobacco - 0.2%

Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	3,000,000	3,197,060

Transport-Rail - 0.0%

Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	500,000	629,446

Transport-Services - 0.0%

Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	123,098	125,053

Total U.S. Corporate Bonds & Notes (cost $262,469,181)		271,102,224

FOREIGN CORPORATE BONDS & NOTES - 9.7%
Banks-Commercial - 4.0%

Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	4,024,969
Banque Federative du Credit Mutuel SA Senior Notes 1.60% due 10/04/2026*	11,525,000	11,535,202
Canadian Imperial Bank of Commerce FRS Senior Notes 0.84% (3 ML+0.72%) due 06/16/2022	2,845,000	2,859,285
Cooperatieve Rabobank UA Senior Notes 1.11% due 02/24/2027*	4,015,000	3,955,710
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	861,687
Danske Bank A/S Senior Notes 1.55% due 09/10/2027*	10,225,000	10,140,038
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,428,137
DNB Bank ASA Senior Notes 1.54% due 05/25/2027*	3,860,000	3,860,063
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,799,776
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,289,762
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,232,040
NBK SPC, Ltd. Company Guar. Notes 1.63% due 09/15/2027*	6,250,000	6,171,875
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,431,891
Standard Chartered PLC Senior Notes 0.99% due 01/12/2025*	3,310,000	3,298,476
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	4,026,691

		71,915,602

Building Societies - 0.1%

Nationwide Building Society Senior Notes 3.62% due 04/26/2023*	1,180,000	1,200,491

Diversified Banking Institutions - 3.1%

Bank of Nova Scotia Senior Notes 2.70% due 08/03/2026	6,570,000	6,966,739
BNP Paribas SA Senior Notes 2.16% due 09/15/2029*	2,955,000	2,932,577
BNP Paribas SA Senior Notes 2.82% due 11/19/2025*	1,905,000	1,996,499
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	396,680
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	2,159,289

Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	5,165,000	5,511,613
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,235,779
Credit Suisse Group AG FRS Senior Notes 1.35% (3ML+1.24%) due 06/12/2024*	3,725,000	3,782,172
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	2,655,000	2,895,507
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	4,815,000	4,780,464
HSBC Holdings PLC Senior Notes 2.21% due 08/17/2029	3,795,000	3,760,693
HSBC Holdings PLC Senior Notes 2.80% due 05/24/2032	5,475,000	5,544,604
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,684,433
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030	670,000	796,041
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,355,000	1,365,892
UBS Group AG Senior Notes 1.49% due 08/10/2027*	4,760,000	4,703,757

		56,512,739

Investment Companies - 0.3%

Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 08/02/2041*	6,160,000	5,927,645

Oil Companies-Exploration & Production - 0.0%

BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	671,003

Oil Companies-Integrated - 0.4%

Qatar Petroleum Senior Notes 2.25% due 07/12/2031*	2,660,000	2,634,464
Qatar Petroleum Senior Notes 3.13% due 07/12/2041*	2,215,000	2,213,937
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	1,079,842
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	216,728

		6,144,971

Pipelines - 0.8%

Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	15,405,000	15,117,676

Real Estate Investment Trusts - 0.2%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.63% due 01/28/2026*	3,282,000	3,558,526

Telecom Services - 0.6%

NBN Co., Ltd. Senior Notes 2.50% due 01/08/2032*	6,485,000	6,447,381
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	4,270,000	4,243,710

		10,691,091

Telephone-Integrated - 0.2%

Ooredoo International Finance, Ltd. Company Guar. Notes 2.63% due 04/08/2031*	3,010,000	3,064,902

Total Foreign Corporate Bonds & Notes (cost $172,776,754)		174,804,646

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Electric-Distribution - 0.2%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,067,372

Sovereign - 0.9%

Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,776,899
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	2,110,000	2,174,524
Republic of Chile Senior Notes 2.55% due 07/27/2033	6,925,000	6,750,074
Republic of Chile Senior Notes 3.50% due 04/15/2053	2,110,000	2,112,637
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,508,127

		16,322,261

Total Foreign Government Obligations (cost $19,084,182)		19,389,633

MUNICIPAL BONDS & NOTES - 1.9%

Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	70,000	123,140
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	2,385,000	3,372,251
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	60,000	60,571
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	205,205
City of San Antonio, Texas Electric & Gas Systems Revenue Bonds 2.91% due 02/01/2048	515,000	516,009
County of Broward, Florida Airport System Revenue Bonds Series C 3.48% due 10/01/2043	435,000	457,596
Foothill-Eastern Transportation Corridor Agency Revenue Bonds Series A 3.92% due 01/15/2053	2,670,000	2,813,443
Golden State Tobacco Securitization Corp. Revenue Bonds 2.75% due 06/01/2034	100,000	101,272
Golden State Tobacco Securitization Corp. Revenue Bonds 3.00% due 06/01/2046	505,000	514,176
Golden State Tobacco Securitization Corp. Revenue Bonds 3.29% due 06/01/2042	200,000	202,502
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,492,032
Kansas Development Finance Authority Revenue Bonds Series K 2.77% due 05/01/2051	1,555,000	1,524,743
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	685,000	765,284
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	1,130,000	1,542,240
Metropolitan Transportation Authority Revenue Bonds 6.20% due 11/15/2026	100,000	114,688
Metropolitan Transportation Authority Revenue Bonds 6.67% due 11/15/2039	815,000	1,168,762
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,435,000	2,154,628
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,534,152	2,854,204
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	2,845,000	3,653,394
Port Authority of New York & New Jersey Revenue Bonds 3.18% due 07/15/2060	2,645,000	2,663,689
Sales Tax Securitization Corp. Revenue Bonds Series A 4.79% due 01/01/2048	2,870,000	3,661,967
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	1,907,000	2,187,343
Utility Debt Securitization Authority Revenue Bonds Series T 3.44% due 12/15/2025	1,405,000	1,446,658

Total Municipal Bonds & Notes (cost $31,702,224)		34,595,797

U.S. GOVERNMENT AGENCIES - 30.5%
Federal Home Loan Mtg. Corp. - 3.1%

2.50% due 10/01/2031	3,027,408	3,167,120
3.00% due 11/01/2046	17,653,227	18,896,309
3.00% due 12/01/2046	4,718,717	5,053,591
4.00% due 09/01/2026	299,051	317,257
4.00% due 12/01/2040	2,025,084	2,233,148
6.00% due 12/01/2039	102,334	115,679
7.50% due 05/01/2027	368	409
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K733, Class A2 3.75% due 08/25/2025(4)	2,800,000	3,052,282
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13% due 12/15/2027(2)	1,767,782	1,786,361
Series 4142, Class PT 1.25% due 12/15/2027(2)	1,271,832	1,290,077
Series 4122, Class AB 1.50% due 10/15/2042(2)	333,092	333,045
Series 4166, Class PB 1.75% due 03/15/2041(2)	360,590	368,141

Series 4000, Class GA 2.00% due 07/15/2031(2)	305,150	312,937
Series 4654, Class KA 3.00% due 06/15/2045(2)	3,886,320	4,033,873
Series 4758, Class CA 3.00% due 07/15/2047(2)	2,416,829	2,577,943
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50% due 09/25/2060(2)	9,081,986	9,390,486
Series 2019-3, Class MA 3.50% due 10/25/2058(2)	1,457,065	1,527,715

		54,456,373

Federal National Mtg. Assoc. - 4.0%

2.00% due 09/01/2031	192,042	198,465
2.00% due 11/01/2031	262,266	271,022
2.00% due 12/01/2031	930,501	961,640
2.47% due 05/01/2025	3,118,453	3,275,995
2.50% due 03/01/2030	3,036,031	3,176,987
2.68% due 05/01/2025	5,853,013	6,182,896
2.99% due 10/01/2025	2,012,928	2,155,718
3.00% due 05/01/2027	288,501	304,404
3.00% due 06/01/2027	140,815	149,125
3.00% due 08/01/2027	77,152	81,665
3.00% due 10/01/2046	5,845,585	6,254,417
3.01% due 12/01/2024	3,501,743	3,726,668
3.07% due 02/01/2025	700,000	747,652
3.09% due 10/01/2025	961,762	1,033,273
3.12% due 05/01/2033	2,577,272	2,819,951
4.00% due 09/01/2026	1,798,728	1,909,899
4.00% due 01/01/2046	2,768,234	3,017,132
4.00% due 02/01/2046	2,982,679	3,253,323
4.50% due 11/01/2026	267,587	280,698
4.50% due 01/01/2027	204,231	213,855
4.50% due 05/01/2039	16,094	17,968
4.50% due 06/01/2039	50,494	54,667
4.50% due 08/01/2039	4,766	5,341
4.50% due 11/01/2040	186,518	201,698
4.50% due 12/01/2040	135,378	151,668
4.50% due 07/01/2041	222,736	247,085
4.50% due 06/01/2043	142,690	157,097
4.50% due 10/01/2043	197,833	214,110
5.50% due 03/01/2038	184,996	215,685
5.50% due 06/01/2038	21,699	25,299
5.50% due 08/01/2038	20,193	23,404
5.50% due 09/01/2039	8,939	10,322
5.50% due 06/01/2040	5,100	5,751
6.50% due 02/01/2038	33,294	38,651
6.50% due 10/01/2039	35,872	41,724
Federal National Mtg. Assoc. Multifamily REMIC FRS Series 2017-M13, Class FA 0.49% (1 ML+0.40%) due 10/25/2024(4)	259,629	259,696
Federal National Mtg. Assoc. Multifamily REMIC Trust VRS Series 2015-M12, Class A2 2.88% due 05/25/2025(1)(4)	9,037,297	9,531,160
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25% due 02/25/2028(2)	1,082,439	1,094,996
Series 2012-103, Class HB 1.50% due 09/25/2027(2)	3,694,233	3,761,556
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	2,225,911	2,290,441
Series 2017-51, Class AP 3.00% due 10/25/2045(2)	9,677,305	10,072,749
Series 2019-6, Class GJ 3.00% due 02/25/2049(2)	590,229	620,311
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	2,071,522	2,162,995
Series 2019-22, Class BA 3.50% due 12/25/2058(2)	704,511	763,066

		71,982,225

Government National Mtg. Assoc. - 6.9%

2.00% due October 30 TBA	8,550,000	8,667,563
2.00% due November 30 TBA	16,900,000	17,100,027
2.50% due October 30 TBA	19,600,000	20,221,688
2.50% due November 30 TBA	9,650,000	9,938,746
3.00% due October 30 TBA	14,375,000	15,012,891
3.00% due November 30 TBA	14,375,000	14,987,619
4.00% due 02/15/2041	363,404	397,480
4.00% due 09/15/2041	400,024	443,390
4.00% due 08/15/2042	115,811	131,203
4.00% due October 30 TBA	24,250,000	25,726,787
4.50% due 05/15/2040	278,347	314,849
4.50% due 06/15/2040	228,381	257,324
4.50% due 07/15/2040	354,238	399,967
4.50% due 05/15/2042	107,508	120,473
4.50% due October 30 TBA	3,025,000	3,224,934
5.00% due 07/15/2033	465,146	539,717
5.00% due 10/15/2033	29,088	33,276
5.00% due 11/15/2033	4,983	5,685
5.00% due 12/15/2033	8,743	9,995
5.00% due 01/15/2034	66,698	75,520
5.00% due 02/15/2034	28,186	31,914
5.00% due 03/15/2034	1,379	1,559
5.00% due 05/15/2034	5,055	5,833
5.00% due 06/15/2035	3,081	3,580
5.00% due 09/15/2035	43,252	49,560
5.00% due 11/15/2035	16,434	18,772
5.00% due 12/15/2035	9,965	11,427
5.00% due 02/15/2036	6,359	7,199
5.00% due 09/15/2036	1,744	1,974
5.00% due 07/15/2038	28,180	31,907
5.00% due 08/15/2038	11,819	13,685
5.00% due 11/15/2038	35,603	41,057
5.00% due 12/15/2038	137,685	159,417
5.00% due 06/15/2039	164,573	190,690
5.00% due 08/15/2039	33,524	38,585
5.00% due 04/15/2041	106,898	123,784
5.50% due 10/15/2032	712	794
5.50% due 02/15/2033	52,171	58,175

5.50% due 05/15/2033	26,631	30,696
5.50% due 06/15/2033	32,460	37,299
5.50% due 07/15/2033	5,302	5,921
5.50% due 08/15/2033	406	452
5.50% due 09/15/2033	1,781	2,053
5.50% due 11/15/2033	39,525	44,237
5.50% due 01/15/2034	7,826	9,072
5.50% due 02/15/2034	15,387	17,777
5.50% due 03/15/2034	255,160	288,253
5.50% due 04/15/2034	12,883	14,955
5.50% due 05/15/2034	22,348	25,146
5.50% due 06/15/2034	2,444	2,725
5.50% due 07/15/2034	3,948	4,405
5.50% due 08/15/2034	7,002	7,813
5.50% due 09/15/2034	126,018	140,473
5.50% due 10/15/2034	68,517	76,422
5.50% due 04/15/2036	20,391	22,768
6.00% due 06/15/2028	6,639	7,429
6.00% due 08/15/2028	18,095	20,312
6.00% due 09/15/2028	22,806	25,548
6.00% due 12/15/2028	21,442	24,062
6.00% due 04/15/2029	1,303	1,463
6.00% due 01/15/2032	2,018	2,274
6.00% due 02/15/2032	198	222
6.00% due 07/15/2032	5,269	5,922
6.00% due 09/15/2032	5,399	6,051
6.00% due 10/15/2032	106,309	120,078
6.00% due 11/15/2032	6,756	7,572
6.00% due 01/15/2033	1,617	1,815
6.00% due 02/15/2033	5,220	6,140
6.00% due 03/15/2033	10,825	12,303
6.00% due 04/15/2033	24,825	27,829
6.00% due 05/15/2033	43,314	48,489
6.00% due 12/15/2033	11,560	13,658
6.00% due 08/15/2034	2,400	2,743
6.00% due 09/15/2034	45,975	51,590
6.00% due 10/15/2034	18,557	20,841
6.00% due 05/15/2036	10,247	11,904
6.00% due 06/15/2036	130,652	153,974
6.00% due 07/15/2036	1,402,019	1,655,792
6.00% due 08/15/2036	49,097	58,042
6.00% due 12/15/2036	66,311	77,613
6.00% due 02/15/2037	31,823	37,582
6.00% due 08/15/2037	25,977	30,601
6.00% due 01/15/2038	120,695	140,972
6.00% due 03/15/2038	59,109	68,629
6.00% due 07/15/2038	41,234	48,699
6.00% due 08/15/2038	106,170	124,296
6.00% due 09/15/2038	153,541	179,067
6.00% due 10/15/2038	265,892	309,825
6.00% due 11/15/2038	54,102	63,735
6.00% due 12/15/2038	88,844	103,439
6.00% due 01/15/2039	91,419	105,125
6.00% due 02/15/2039	56,584	65,103
6.00% due 04/15/2039	67,739	75,939
6.00% due 12/15/2039	58,817	69,289
6.00% due 03/15/2040	177,632	199,437
6.00% due 04/15/2040	23,054	27,159
6.00% due 06/15/2041	77,814	91,856
6.50% due 06/15/2023	366	409
6.50% due 07/15/2023	3,488	3,898
6.50% due 08/15/2023	434	485
6.50% due 10/15/2023	621	693
6.50% due 11/15/2023	3,414	3,815
6.50% due 12/15/2023	11,060	12,358
6.50% due 02/15/2027	491	549
6.50% due 12/15/2027	1,007	1,126
6.50% due 01/15/2028	9,098	10,166
6.50% due 02/15/2028	4,039	4,513
6.50% due 03/15/2028	9,224	10,312
6.50% due 04/15/2028	6,093	6,810
6.50% due 05/15/2028	23,229	25,956
6.50% due 06/15/2028	28,411	31,770
6.50% due 07/15/2028	21,639	24,179
6.50% due 08/15/2028	14,104	15,762
6.50% due 09/15/2028	21,395	23,909
6.50% due 10/15/2028	18,690	20,893
6.50% due 11/15/2028	24,952	27,908
6.50% due 12/15/2028	22,621	25,312
6.50% due 02/15/2029	2,426	2,710
6.50% due 03/15/2029	10,561	11,801
6.50% due 04/15/2029	2,458	2,747
6.50% due 05/15/2029	42,424	47,405
6.50% due 06/15/2029	4,537	5,069
6.50% due 03/15/2031	1,103	1,232
6.50% due 04/15/2031	227	260
6.50% due 05/15/2031	36,388	40,738
6.50% due 06/15/2031	7,059	7,888
6.50% due 07/15/2031	26,225	29,305
6.50% due 08/15/2031	8,300	9,275
6.50% due 09/15/2031	44,250	49,549
6.50% due 10/15/2031	15,284	17,285
6.50% due 11/15/2031	13,758	15,373
6.50% due 01/15/2032	80,837	90,520
6.50% due 02/15/2032	30,651	34,262
6.50% due 04/15/2032	10,356	11,572
6.50% due 05/15/2032	975	1,089
7.00% due 11/15/2031	7,527	8,324
7.00% due 03/15/2032	8,435	9,693
7.00% due 01/15/2033	10,434	12,079
7.00% due 05/15/2033	29,483	34,005
7.00% due 07/15/2033	17,613	20,104
7.00% due 11/15/2033	28,043	32,469
8.00% due 10/15/2029	301	302
8.00% due 12/15/2029	267	268
8.00% due 01/15/2030	3,955	4,045
8.00% due 03/15/2030	93	93
8.00% due 04/15/2030	12,648	12,739
8.00% due 08/15/2030	826	830
8.00% due 09/15/2030	14,655	14,948
8.00% due 11/15/2030	1,364	1,445
8.00% due 02/15/2031	29,505	32,167
8.00% due 03/15/2031	7,404	7,435
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	8,416	8,919

Series 2005-74, Class HB 7.50% due 09/16/2035(2)	99,940	110,701
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	56,742	64,520

		124,237,921

Uniform Mtg. Backed Securities - 16.5%

1.50% due October 15 TBA	13,555,000	13,684,196
1.50% due November 15 TBA	13,555,000	13,667,782
2.00% due October 15 TBA	17,185,000	17,692,495
2.00% due October 30 TBA	54,120,000	54,229,931
2.00% due November 30 TBA	36,605,000	36,613,579
2.50% due October 30 TBA	80,076,000	82,515,816
2.50% due November 30 TBA	39,435,000	40,559,513
3.00% due October 30 TBA	14,320,000	14,977,825
3.00% due November 30 TBA	22,495,000	23,502,980

		297,444,117

Total U.S. Government Agencies (cost $543,516,105)		548,120,636

U.S. GOVERNMENT TREASURIES - 33.8%
United States Treasury Bonds - 9.8%

1.38% due 08/15/2050	2,155,000	1,813,230
1.63% due 11/15/2050	10,730,000	9,611,314
1.75% due 08/15/2041	3,000,000	2,860,781
1.88% due 02/15/2041	5,155,000	5,030,958
1.88% due 02/15/2051	13,320,000	12,666,487
2.00% due 08/15/2051	9,720,000	9,524,081
2.25% due 05/15/2041	27,460,000	28,489,750
2.25% due 08/15/2049(5)	2,805,000	2,899,559
2.38% due 05/15/2051	6,265,000	6,666,352
2.50% due 02/15/2045	7,555,000	8,140,808
2.50% due 05/15/2046	915,000	987,807
2.75% due 08/15/2047	2,965,000	3,357,052
2.75% due 11/15/2047	7,783,000	8,820,632
2.88% due 05/15/2043	24,845,000	28,449,466
2.88% due 08/15/2045	6,205,000	7,139,143
2.88% due 05/15/2049	8,265,000	9,643,253
3.00% due 08/15/2048	6,735,000	8,004,916
3.00% due 02/15/2049	1,325,000	1,579,907
3.38% due 05/15/2044	2,895,000	3,590,705
3.63% due 02/15/2044	13,550,000	17,406,457

		176,682,658

United States Treasury Notes - 24.0%

0.13% due 01/31/2023	510,000	509,761
0.13% due 02/28/2023	16,660,000	16,646,984
0.13% due 03/31/2023	6,000,000	5,994,375
0.13% due 04/30/2023	23,000,000	22,968,555
0.13% due 05/15/2023	1,625,000	1,622,588
0.13% due 07/31/2023	3,200,000	3,193,000
0.25% due 06/15/2023	10,000,000	10,002,344
0.25% due 03/15/2024	5,200,000	5,181,516
0.25% due 05/15/2024	11,245,000	11,189,214
0.25% due 05/31/2025	16,910,000	16,619,359
0.25% due 06/30/2025	33,840,000	33,227,972
0.25% due 07/31/2025	6,000,000	5,883,281
0.25% due 08/31/2025	16,550,000	16,206,070
0.25% due 09/30/2025	9,070,000	8,872,302
0.38% due 04/15/2024	10,800,000	10,786,500
0.38% due 08/15/2024	1,980,000	1,972,575
0.38% due 11/30/2025	21,835,000	21,411,094
0.38% due 12/31/2025	18,300,000	17,924,707
0.38% due 01/31/2026	8,125,000	7,947,583
0.50% due 02/28/2026	10,500,000	10,318,711
0.63% due 08/15/2030	1,831,000	1,701,614
0.75% due 03/31/2026	12,620,000	12,526,336
0.75% due 04/30/2026	7,225,000	7,166,579
0.75% due 05/31/2026	6,080,000	6,026,563
0.88% due 06/30/2026	25,270,000	25,170,302
0.88% due 11/15/2030	11,315,000	10,726,266
1.13% due 02/15/2031	1,690,000	1,635,339
1.25% due 03/31/2028	8,380,000	8,374,108
1.25% due 08/15/2031	8,430,000	8,215,298
1.50% due 10/31/2024	12,385,000	12,745,907
1.63% due 10/31/2026	23,730,000	24,445,608
1.63% due 05/15/2031	2,165,000	2,187,665
1.75% due 06/30/2024	3,905,000	4,041,980
2.63% due 06/30/2023	13,360,000	13,915,275
2.63% due 12/31/2023	15,000,000	15,762,305
2.88% due 09/30/2023	14,325,000	15,059,156
2.88% due 10/31/2023	32,065,000	33,769,706

		431,948,498

Total U.S. Government Treasuries (cost $591,551,524)		608,631,156

Total Long-Term Investment Securities (cost $1,759,497,027)		1,795,315,431

REPURCHASE AGREEMENTS - 24.1%

Bank of America Securities LLC Joint Repurchase Agreement(6)	98,345,000	98,345,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	68,170,000	68,170,000
BNP Paribas SA Joint Repurchase Agreement(6)	59,080,000	59,080,000
Deutsche Bank AG Joint Repurchase Agreement(6)	104,545,000	104,545,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	104,530,000	104,530,000

Total Repurchase Agreements (cost $434,670,000)		434,670,000

TOTAL INVESTMENTS (cost $2,194,167,027)	123.9%	2,229,985,431
Liabilities in excess of other assets	(23.9)	(429,583,407)

NET ASSETS	100.0%	$1,800,402,024

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $349,913,572 representing 19.4% of net assets.

(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 2 for details of Joint Repurchase Agreements.

REMIC  -   Real Estate Mortgage Investment Conduit

SCRT  -   Seasoned Credit Risk Transfer Trust

TBA  -   Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS  -  Floating Rate Security

VRS  -   Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML-  3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
33	Short	U.S. Treasury Ultra 10 Year Notes	December 2021	$4,880,578	$4,793,250	$87,328

						Unrealized (Depreciation)
160	Long	U.S. Treasury 5 Year Notes	December 2021	$19,713,070	$19,638,750	$(74,320)

		Net Unrealized Appreciation (Depreciation)				$13,008

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$138,671,339	$—	$138,671,339
U.S. Corporate Bonds & Notes	—	271,102,224	—	271,102,224
Foreign Corporate Bonds & Notes	—	174,804,646	—	174,804,646
Foreign Government Obligations	—	19,389,633	—	19,389,633
Municipal Bond & Notes	—	34,595,797	—	34,595,797
U.S. Government Agencies	—	548,120,636	—	548,120,636
U.S. Government Treasuries	—	608,631,156	—	608,631,156
Repurchase Agreements	—	434,670,000	—	434,670,000

Total Investments at Value	$—	$2,229,985,431	$—	$2,229,985,431

Other Financial Instruments:+
Futures Contracts	$87,328	$—	$—	$87,328

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$74,320	$—	$—	$74,320

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2021 - (unaudited)

Security Description	Shares/ Principal Amount(1)	Value (Note 1)
COMMON STOCKS - 62.2%
Aerospace/Defense-Equipment - 0.5%

L3Harris Technologies, Inc.	3,244	714,459

Applications Software - 1.3%

Intuit, Inc.	1,288	694,889
Roper Technologies, Inc.	2,757	1,229,980

		1,924,869

Audio/Video Products - 1.1%

Sony Group Corp.	14,200	1,581,332

Auto-Cars/Light Trucks - 1.0%

Ferrari NV	4,620	967,158
Ford Motor Co.†	32,887	465,680

		1,432,838

Banks-Commercial - 2.3%

HDFC Bank, Ltd. ADR	3,547	259,250
ICICI Bank, Ltd. ADR	41,867	790,030
KBC Group NV	21,846	1,961,232
Sberbank of Russia PJSC ADR	13,200	247,500

		3,258,012

Building Products-Air & Heating - 0.8%

Daikin Industries, Ltd.	5,000	1,075,443

Building-Heavy Construction - 1.0%

Cellnex Telecom SA*	24,012	1,480,146

Building-Residential/Commercial - 0.6%

Lennar Corp., Class A	8,863	830,286

Cable/Satellite TV - 1.0%

Charter Communications, Inc., Class A†	2,058	1,497,319

Commercial Services-Finance - 3.3%

Affirm Holdings, Inc.†	2,638	314,265
Allfunds Group Plc†	15,836	304,536
Global Payments, Inc.	10,397	1,638,359
IHS Markit, Ltd.	9,825	1,145,791
PayPal Holdings, Inc.†	723	188,132
S&P Global, Inc.	1,901	807,716
Square, Inc., Class A†	1,400	335,776

		4,734,575

Communications Software - 0.6%

RingCentral, Inc., Class A†	3,948	858,690

Computer Data Security - 0.5%

Varonis Systems, Inc.†	12,696	772,552

Computers - 0.6%

Apple, Inc.	6,517	922,156

Consulting Services - 0.6%

Booz Allen Hamilton Holding Corp.	10,518	834,603

Cosmetics & Toiletries - 0.5%

Proya Cosmetics Co., Ltd., Class A	26,500	711,574

Data Processing/Management - 0.7%

Fidelity National Information Services, Inc.	8,051	979,646

Decision Support Software - 0.2%

MSCI, Inc.	450	273,753

Diagnostic Equipment - 0.7%

Danaher Corp.	800	243,552
Thermo Fisher Scientific, Inc.	1,371	783,294

		1,026,846

Distribution/Wholesale - 1.7%

Copart, Inc.†	7,495	1,039,706
LKQ Corp.†	28,653	1,441,819

		2,481,525

Diversified Banking Institutions - 3.3%

JPMorgan Chase & Co.	15,749	2,577,954
Mitsubishi UFJ Financial Group, Inc.	193,100	1,127,403
UniCredit SpA	79,104	1,046,352

		4,751,709

Diversified Manufacturing Operations - 1.1%

Siemens AG	9,457	1,554,512

Drug Delivery Systems - 0.5%

DexCom, Inc.†	1,202	657,326

E-Commerce/Products - 3.1%

Alibaba Group Holding, Ltd. ADR†	999	147,902
Amazon.com, Inc.†	652	2,141,846
Chewy, Inc., Class A†	7,024	478,405
Coupang, Inc.†	16,756	466,655
Sea, Ltd. ADR†	2,160	688,457
Wayfair, Inc., Class A†	1,997	510,253

		4,433,518

E-Commerce/Services - 1.8%

Airbnb, Inc., Class A†	3,616	606,584
Match Group, Inc.†	5,954	934,719
Uber Technologies, Inc.†	22,179	993,619

		2,534,922

Electric-Integrated - 0.6%

Iberdrola SA	79,802	797,027

Electronic Components-Semiconductors - 1.6%

Advanced Micro Devices, Inc.†	7,292	750,347
Marvell Technology, Inc.	25,282	1,524,757

		2,275,104

Electronic Connectors - 0.5%

TE Connectivity, Ltd.	5,300	727,266

Enterprise Software/Service - 2.5%

Avalara, Inc.†	5,263	919,814
salesforce.com, Inc.†	9,962	2,701,894

		3,621,708

Entertainment Software - 0.7%

Electronic Arts, Inc.	2,400	341,400
ROBLOX Corp., Class A†	2,400	181,320
Zynga, Inc., Class A†	61,858	465,791

		988,511

Environmental Consulting & Engineering - 0.3%

Tetra Tech, Inc.	2,595	387,537

Finance-Credit Card - 1.0%

Visa, Inc., Class A	6,414	1,428,719

Finance-Investment Banker/Broker - 1.4%

Charles Schwab Corp.	16,861	1,228,155
XP, Inc., Class A†	20,028	804,525

		2,032,680

Finance-Leasing Companies - 0.5%

AerCap Holdings NV†	11,150	644,582

Human Resources - 0.6%

Recruit Holdings Co., Ltd.	13,304	811,215

Industrial Automated/Robotic - 1.1%

Keyence Corp.	2,630	1,575,857

Insurance Brokers - 0.7%

Marsh & McLennan Cos., Inc.	6,938	1,050,621

Insurance-Life/Health - 0.8%

Dai-ichi Life Holdings, Inc.		16,600	361,449
Prudential PLC		39,106	759,151

			1,120,600

Internet Content-Entertainment - 0.8%

Facebook, Inc., Class A†		1,090	369,935
Netflix, Inc.†		1,205	735,460

			1,105,395

Internet Content-Information/News - 0.6%

Tencent Holdings, Ltd.		14,700	861,923

Machinery-General Industrial - 0.9%

Middleby Corp.†		1,938	330,448
Westinghouse Air Brake Technologies Corp.		10,876	937,620

			1,268,068

Medical Instruments - 0.4%

Intuitive Surgical, Inc.†		628	624,326

Medical Labs & Testing Services - 0.3%

WuXi AppTec Co., Ltd.*		16,651	388,695

Medical Products - 0.7%

Baxter International, Inc.		13,095	1,053,231

Medical-Biomedical/Gene - 1.6%

Argenx SE ADR†		1,832	553,264
Ascendis Pharma A/S ADR†		3,701	589,902
Illumina, Inc.†		643	260,807
Moderna, Inc.†		346	133,162
Seagen, Inc.†		4,041	686,162

			2,223,297

Medical-Drugs - 1.7%

AstraZeneca PLC		11,304	1,360,828
Eisai Co., Ltd.		5,607	422,237
Eli Lilly & Co.		3,092	714,407

			2,497,472

Medical-HMO - 1.0%

Anthem, Inc.		1,003	373,919
UnitedHealth Group, Inc.		2,634	1,029,209

			1,403,128

Metal-Diversified - 0.9%

Anglo American PLC		38,106	1,314,461

Oil Companies-Exploration & Production - 2.1%

ConocoPhillips		24,789	1,679,951
Occidental Petroleum Corp.		42,294	1,251,056

			2,931,007

Oil Refining & Marketing - 0.8%

Reliance Industries, Ltd. GDR*		16,698	1,137,134

Pharmacy Services - 0.3%

CVS Health Corp.		4,793	406,734

Private Equity - 0.7%

Ares Management Corp., Class A		4,722	348,625
Intermediate Capital Group PLC		26,303	722,748

			1,071,373

Real Estate Investment Trusts - 1.6%

Alexandria Real Estate Equities, Inc.		4,828	922,486
Prologis, Inc.		10,317	1,294,061

			2,216,547

Rental Auto/Equipment - 0.5%

Localiza Rent a Car SA		66,700	667,153

Research & Development - 0.1%

Hangzhou Tigermed Consulting Co., Ltd.*		8,674	184,023

Retail-Apparel/Shoe - 1.8%

Burlington Stores, Inc.†		4,561	1,293,363
Li Ning Co., Ltd.		56,500	651,779
Zalando SE†*		6,815	626,255

			2,571,397

Retail-Drug Store - 0.2%

Yifeng Pharmacy Chain Co., Ltd.		29,448	237,212

Schools - 0.1%

Chegg, Inc.†		2,110	143,522

Semiconductor Equipment - 0.4%

ASML Holding NV		721	531,862

Theaters - 0.5%

Live Nation Entertainment, Inc.†		7,434	677,460

Transport-Truck - 0.4%

Old Dominion Freight Line, Inc.		1,833	524,201

Web Portals/ISP - 1.5%

Alphabet, Inc., Class C†		801	2,134,913

Wireless Equipment - 1.2%

Motorola Solutions, Inc.		4,577	1,063,329
Samsung SDI Co., Ltd.		1,195	718,865

			1,782,194

Total Common Stocks (cost $80,547,554)			88,740,766

EXCHANGE-TRADED FUNDS - 0.8%

iShares MSCI Japan ETF		2,182	153,286
iShares MSCI ACWI ETF		9,049	904,176

Total Exchange-Traded Funds (cost $994,720)			1,057,462

U.S. CORPORATE BONDS & NOTES - 1.7%
Banks-Super Regional - 0.0%

PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024		$65,000	68,091

Cable/Satellite TV - 0.1%

Comcast Corp. Company Guar. Notes zero coupon due 09/14/2026	EUR	100,000	115,244

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 2.85% due 05/13/2022		100,000	101,634

Computers - 0.1%

Apple, Inc. Senior Notes 0.70% due 02/08/2026		150,000	148,273

Diversified Banking Institutions - 0.5%

Bank of America Corp. Senior Notes 1.49% due 05/19/2024		100,000	101,475
Goldman Sachs Group, Inc. Senior Notes 0.63% due 11/17/2023		105,000	105,038
Goldman Sachs Group, Inc. Sub. Notes 5.50% due 10/12/2021	GBP	200,000	269,764
JPMorgan Chase & Co. Senior Notes 1.51% due 06/01/2024		70,000	71,178
Morgan Stanley Senior Notes 0.53% due 01/25/2024		130,000	130,087

			677,542

Electric-Integrated - 0.1%

NextEra Energy Capital Holdings, Inc. Company Guar. Notes 0.65% due 03/01/2023		140,000	140,491

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp. Senior Notes 0.75% due 03/18/2024		80,000	80,378

Finance-Other Services - 0.1%

Intercontinental Exchange, Inc. Senior Notes 0.70% due 06/15/2023		55,000	55,232
Nasdaq, Inc. Senior Notes 0.45% due 12/21/2022		45,000	45,002

			100,234

Food-Confectionery - 0.1%

Mondelez International, Inc. Senior Notes 0.25% due 03/17/2028	EUR	100,000	114,511

Insurance-Life/Health - 0.1%

Equitable Financial Life Global Funding Sec. Notes 0.50% due 04/06/2023*		160,000	160,168
Principal Life Global Funding II Sec. Notes 1.25% due 06/23/2025*		25,000	25,033

			185,201

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023		115,000	115,006

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 2.30% due 11/21/2022		80,000	81,640
Bristol-Myers Squibb Co. Senior Notes 0.54% due 11/13/2023		120,000	120,022

			201,662

Medical-HMO - 0.1%

Anthem, Inc. Senior Notes 0.45% due 03/15/2023		150,000	150,145
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026		15,000	15,091

			165,236

Real Estate Investment Trusts - 0.0%

American Tower Corp. Senior Notes 1.30% due 09/15/2025		45,000	44,992

Retail-Restaurants - 0.0%

Starbucks Corp. Senior Notes 1.30% due 05/07/2022		30,000	30,180

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 1.65% due 02/01/2028		80,000	79,291
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028		105,000	106,495

			185,786

Total U.S. Corporate Bonds & Notes (cost $2,479,927)			2,474,461

FOREIGN CORPORATE BONDS & NOTES - 0.2%
Diversified Financial Services - 0.1%

GE Capital Canada Funding Co. Company Guar. Notes 4.60% due 01/26/2022	CAD	157,000	125,496

Electric-Distribution - 0.0%

E.ON SE Senior Notes zero coupon due 12/18/2023	EUR	50,000	58,235

Finance-Auto Loans - 0.1%

FCA Bank SpA Senior Notes 1.25% due 06/21/2022	EUR	100,000	116,981

Total Foreign Corporate Bonds & Notes (cost $315,002)			300,712

FOREIGN GOVERNMENT OBLIGATIONS - 21.9%
Sovereign - 21.9%

Commonwealth of Australia Senior Notes 0.25% due 11/21/2024	AUD	112,000	80,791
Commonwealth of Australia Senior Notes 1.75% due 06/21/2051	AUD	187,000	117,193
Commonwealth of Australia Bonds 2.25% due 11/21/2022	AUD	60,000	44,462
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	173,000	138,173
Commonwealth of Australia Senior Notes 2.75% due 05/21/2041	AUD	35,000	27,507
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	103,000	83,841
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	374,000	310,242
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	21,179
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	46,000	40,232
Federal Republic of Germany Bonds zero coupon due 10/18/2024	EUR	31,000	36,677
Federal Republic of Germany Bonds zero coupon due 10/09/2026	EUR	294,000	350,141
Federal Republic of Germany Bonds zero coupon due 08/15/2030	EUR	520,000	620,787

Federal Republic of Germany Bonds zero coupon due 08/15/2031	EUR	103,000	121,610
Federal Republic of Germany Bonds zero coupon due 05/15/2035	EUR	147,000	170,173
Federal Republic of Germany Bonds zero coupon due 08/15/2050	EUR	22,000	23,783
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	86,000	125,724
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	751,000	887,719
Federal Republic of Germany Notes 4.75% due 07/04/2040	EUR	131,000	285,418
Government of Canada Bonds 0.25% due 08/01/2022	CAD	179,000	141,264
Government of Canada Bonds 0.25% due 04/01/2024	CAD	209,000	163,226
Government of Canada Bonds 0.25% due 03/01/2026	CAD	79,000	60,206
Government of Canada Bonds 0.50% due 09/01/2025	CAD	258,000	199,981
Government of Canada Bonds 0.50% due 12/01/2030	CAD	138,000	99,862
Government of Canada Bonds 1.50% due 06/01/2023	CAD	96,000	77,082
Government of Canada Bonds 1.50% due 06/01/2026	CAD	196,000	157,846
Government of Canada Bonds 2.25% due 06/01/2029	CAD	116,000	97,792
Government of Canada Bonds 2.75% due 12/01/2048	CAD	19,000	17,422
Government of Canada Bonds 3.50% due 12/01/2045	CAD	141,000	144,416
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	15,974
Government of France Bonds zero coupon due 03/25/2023	EUR	483,000	565,138
Government of France Bonds zero coupon due 02/25/2024	EUR	190,000	223,365
Government of France Bonds zero coupon due 03/25/2025	EUR	267,000	315,233
Government of France Bonds zero coupon due 02/25/2026	EUR	764,000	902,573
Government of France Bonds zero coupon due 11/25/2030	EUR	975,000	1,123,265
Government of France Bonds 0.50% due 06/25/2044*	EUR	175,000	193,345
Government of France Bonds 0.75% due 05/25/2028	EUR	229,000	282,570
Government of France Bonds 1.25% due 05/25/2036*	EUR	46,000	59,424
Government of France Bonds 1.50% due 05/25/2050*	EUR	61,000	81,788
Government of France Bonds 1.75% due 05/25/2066*	EUR	49,000	71,178
Government of France Bonds 2.00% due 05/25/2048*	EUR	35,000	52,034
Government of France Bonds 4.00% due 04/25/2055*	EUR	45,000	98,036
Government of France Bonds 4.50% due 04/25/2041	EUR	153,000	305,111
Government of Japan Bonds 0.10% due 12/20/2026	JPY	3,100,000	28,109
Government of Japan Bonds 0.10% due 03/20/2027	JPY	20,900,000	189,594
Government of Japan Bonds 0.10% due 03/20/2029	JPY	149,050,000	1,351,809
Government of Japan Bonds 0.10% due 12/20/2030	JPY	70,550,000	637,368
Government of Japan Bonds 0.20% due 06/20/2036	JPY	58,700,000	522,606
Government of Japan Bonds 0.30% due 12/20/2024	JPY	17,100,000	155,642
Government of Japan Bonds 0.40% due 12/20/2049	JPY	31,100,000	261,688
Government of Japan Bonds 0.40% due 03/20/2056	JPY	43,100,000	349,900
Government of Japan Bonds 0.60% due 03/20/2023	JPY	62,400,000	566,469
Government of Japan Bonds 0.60% due 06/20/2024	JPY	71,250,000	652,636
Government of Japan Bonds 0.80% due 09/20/2022	JPY	52,550,000	476,281
Government of Japan Bonds 0.80% due 09/20/2023	JPY	2,200,000	20,120
Government of Japan Bonds 0.80% due 09/20/2047	JPY	91,850,000	866,920
Government of Japan Bonds 1.70% due 06/20/2033	JPY	57,300,000	607,690

Government of Japan Bonds 1.80% due 03/20/2043	JPY	5,400,000	61,402
Government of Japan Bonds 1.90% due 09/20/2042	JPY	9,800,000	112,887
Government of Japan Bonds 2.20% due 09/20/2028	JPY	17,300,000	179,668
Government of Japan Bonds 2.30% due 03/20/2039	JPY	44,600,000	530,034
Government of Japan Bonds 2.30% due 03/20/2040	JPY	96,700,000	1,160,887
Government of Malaysia Bonds 2.63% due 04/15/2031	MYR	122,000	27,331
Government of Malaysia Bonds 3.42% due 08/15/2022	MYR	75,000	18,177
Government of Malaysia Bonds 3.84% due 04/15/2033	MYR	70,000	16,773
Government of Malaysia Bonds 4.13% due 04/15/2032	MYR	180,000	44,851
Government of Malaysia Bonds 4.76% due 04/07/2037	MYR	173,000	45,184
Kingdom of Belgium Notes zero coupon due 10/22/2027*	EUR	225,000	265,922
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	279,000	349,567
Kingdom of Belgium Senior Notes 1.70% due 06/22/2050*	EUR	93,000	129,496
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	81,000	156,296
Kingdom of Denmark Bonds 0.50% due 11/15/2029*	DKK	570,000	92,960
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	327,000	88,798
Kingdom of Norway Senior Notes 1.25% due 09/17/2031*	NOK	377,000	41,764
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	564,000	65,737
Kingdom of Spain Senior Notes zero coupon due 05/31/2024	EUR	265,000	310,708
Kingdom of Spain Senior Notes zero coupon due 01/31/2026	EUR	674,000	790,307
Kingdom of Spain Senior Notes zero coupon due 01/31/2028	EUR	160,000	185,447
Kingdom of Spain Bonds 0.35% due 07/30/2023	EUR	149,000	175,483
Kingdom of Spain Senior Notes 0.50% due 10/31/2031*	EUR	390,000	453,611
Kingdom of Spain Senior Notes 1.00% due 07/30/2042*	EUR	120,000	137,098
Kingdom of Spain Senior Notes 1.85% due 07/30/2035*	EUR	114,000	151,381
Kingdom of Spain Senior Notes 2.70% due 10/31/2048*	EUR	102,000	157,136
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	50,000	88,810
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	24,000	33,218
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	38,580
Kingdom of Sweden Bonds 0.13% due 05/12/2031*	SEK	750,000	83,313
Kingdom of the Netherlands Bonds zero coupon due 01/15/2024*	EUR	102,000	120,009
Kingdom of the Netherlands Bonds zero coupon due 01/15/2027*	EUR	191,000	226,621
Kingdom of the Netherlands Bonds zero coupon due 07/15/2031*	EUR	115,000	134,133
Kingdom of the Netherlands Bonds zero coupon due 01/15/2038*	EUR	186,000	207,803
Kingdom of the Netherlands Bonds zero coupon due 01/15/2052*	EUR	35,000	36,312
Republic of Austria Senior Notes zero coupon due 02/20/2031*	EUR	35,000	40,400
Republic of Austria Senior Notes zero coupon due 10/20/2040*	EUR	48,000	50,557
Republic of Austria Senior Notes 0.75% due 10/20/2026*	EUR	159,000	195,515
Republic of Austria Senior Notes 0.75% due 03/20/2051*	EUR	52,000	61,857
Republic of Austria Senior Notes 0.85% due 06/30/2120*	EUR	17,000	17,404
Republic of Austria Senior Notes 2.10% due 09/20/2117*	EUR	4,000	7,401
Republic of Austria Senior Notes 2.40% due 05/23/2034*	EUR	83,000	122,662
Republic of Finland Senior Notes zero coupon due 09/15/2030*	EUR	27,000	31,421
Republic of Finland Senior Notes 0.13% due 04/15/2052*	EUR	35,000	35,396

Republic of Finland Senior Notes 0.88% due 09/15/2025*	EUR	48,000	58,776
Republic of Finland Senior Bonds 1.13% due 04/15/2034*	EUR	33,000	42,690
Republic of Ireland Notes zero coupon due 10/18/2031	EUR	67,000	76,148
Republic of Ireland Bonds 1.10% due 05/15/2029	EUR	77,000	97,332
Republic of Ireland Bonds 1.50% due 05/15/2050	EUR	31,000	41,276
Republic of Ireland Notes 1.70% due 05/15/2037	EUR	25,000	34,182
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	39,000	54,478
Republic of Italy Senior Notes zero coupon due 01/15/2024	EUR	425,000	495,762
Republic of Italy Senior Notes zero coupon due 04/01/2026	EUR	859,000	991,446
Republic of Italy Senior Notes 0.25% due 03/15/2028	EUR	90,000	103,185
Republic of Italy Senior Notes 0.60% due 08/01/2031*	EUR	71,000	80,246
Republic of Italy Bonds 0.95% due 03/15/2023	EUR	149,000	176,059
Republic of Italy Senior Notes 0.95% due 12/01/2031*	EUR	472,000	548,906
Republic of Italy Senior Notes 0.95% due 03/01/2037*	EUR	139,000	152,886
Republic of Italy Senior Bonds 1.35% due 04/01/2030	EUR	68,000	83,090
Republic of Italy Senior Notes 1.50% due 04/30/2045*	EUR	96,000	108,177
Republic of Italy Senior Notes 1.65% due 12/01/2030*	EUR	44,000	54,882
Republic of Italy Senior Notes 1.70% due 09/01/2051*	EUR	33,000	37,289
Republic of Italy Senior Notes 1.80% due 03/01/2041*	EUR	41,000	49,565
Republic of Italy Senior Notes 1.85% due 07/01/2025*	EUR	271,000	336,422
Republic of Italy Senior Notes 2.15% due 03/01/2072*	EUR	40,000	45,454
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	5,000	6,956
Republic of Italy Senior Bonds 3.00% due 08/01/2029	EUR	107,000	146,898
Republic of Italy Senior Notes 3.10% due 03/01/2040*	EUR	151,000	220,405
Republic of Italy Senior Notes 3.85% due 09/01/2049*	EUR	68,000	114,780
Republic of Italy Senior Bonds 5.00% due 09/01/2040*	EUR	35,000	64,023
Republic of Poland Bonds 1.25% due 10/25/2030	PLN	199,000	46,737
Republic of Poland Bonds 2.50% due 07/25/2027	PLN	375,000	99,061
Republic of Singapore Bonds 2.75% due 04/01/2042	SGD	29,000	24,080
Republic of Singapore Bonds 2.88% due 09/01/2030	SGD	35,000	28,646
Republic of Singapore Bonds 3.38% due 09/01/2033	SGD	41,000	35,314
Republic of Singapore Bonds 3.50% due 03/01/2027	SGD	74,000	61,269
State of Israel Bonds 1.50% due 11/30/2023	ILS	531,000	171,721
State of Israel Bonds 1.50% due 05/31/2037	ILS	238,000	69,792
United Kingdom Gilt Treasury Bonds 0.13% due 01/31/2023	GBP	324,000	435,811
United Kingdom Gilt Treasury Notes 0.25% due 07/31/2031	GBP	756,000	943,773
United Kingdom Gilt Treasury Notes 0.38% due 10/22/2026	GBP	99,000	131,566
United Kingdom Gilt Treasury Bonds 0.50% due 10/22/2061	GBP	93,000	94,593
United Kingdom Gilt Treasury Bonds 0.88% due 10/22/2029	GBP	486,000	654,967
United Kingdom Gilt Treasury Bonds 1.00% due 04/22/2024	GBP	96,000	131,311
United Kingdom Gilt Treasury Bonds 1.25% due 07/31/2051	GBP	40,000	51,858
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	157,204
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	101,000	192,051

United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	45,000	86,004
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	207,000	415,848
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	34,000	73,479
United Mexican States Bonds 5.75% due 03/05/2026	MXN	1,519,400	70,191
United Mexican States Bonds 8.00% due 11/07/2047	MXN	154,100	7,516
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	1,183,600	60,953
United Mexican States Bonds 10.00% due 12/05/2024	MXN	1,914,000	101,654
United Mexican States Bonds 10.00% due 11/20/2036	MXN	543,800	31,916

Total Foreign Government Obligations (cost $32,080,978)			31,299,560

U.S. GOVERNMENT TREASURIES - 10.7%
United States Treasury Bonds - 2.7%

1.38% due 11/15/2040		682,000	611,189
1.75% due 08/15/2041		586,000	558,806
1.88% due 02/15/2051		513,000	487,831
2.00% due 02/15/2050		775,000	759,228
2.00% due 08/15/2051		188,000	184,211
2.88% due 05/15/2043		43,000	49,238
3.00% due 02/15/2048		323,500	383,676
3.75% due 08/15/2041		157,000	203,076
4.50% due 02/15/2036		173,000	236,050
5.00% due 05/15/2037		271,000	392,019

			3,865,324

United States Treasury Notes - 8.0%

0.13% due 11/30/2022		1,568,000	1,567,755
0.13% due 01/31/2023		517,000	516,758
0.25% due 09/30/2025		1,408,000	1,377,310
0.38% due 03/31/2022		680,000	681,062
0.38% due 01/31/2026		1,164,000	1,138,583
0.50% due 03/31/2025(2)		2,085,000	2,072,865
0.50% due 02/28/2026		495,000	486,453
0.75% due 04/30/2026		339,000	336,259
1.25% due 08/15/2031		1,257,000	1,224,986
2.00% due 12/31/2021		412,000	413,988
2.13% due 06/30/2022		361,000	366,514
2.38% due 08/15/2024		211,000	222,300
2.38% due 05/15/2029		141,000	151,228
2.50% due 05/15/2024		768,000	809,280
2.75% due 02/15/2028		48,000	52,479

			11,417,820

Total U.S. Government Treasuries (cost $15,455,323)			15,283,144

Total Long-Term Investment Securities (cost $131,873,504)			139,156,105

REPURCHASE AGREEMENTS - 2.6%

Bank of America Securities LLC Joint Repurchase Agreement(3)		835,000	835,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)		580,000	580,000
BNP Paribas SA Joint Repurchase Agreement(3)		500,000	500,000
Deutsche Bank AG Joint Repurchase Agreement(3)		905,000	905,000
RBS Securities, Inc. Joint Repurchase Agreement(3)		890,000	890,000

Total Repurchase Agreements (cost $3,710,000)			3,710,000

TOTAL INVESTMENTS (cost $135,583,504)		100.1%	142,866,105
Liabilities in excess of other assets		(0.1)	(109,490)

NET ASSETS		100.0%	$142,756,615

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2021, the aggregate value of these securities was $10,011,096 representing 7.0% of net assets.

(1)	Denominated in United States dollars unless otherwise indicated.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

Currency Legend

AUD -	Australian Dollar
CAD -	Canadian Dollar
DKK -	Danish Krone
EUR -	Euro Currency
GBP -	British Sterling Pound
ILS -	Israeli New Shekel
JPY -	Japanese Yen
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
PLN -	Poland Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Short	Euro-BUND	December 2021	$1,187,951	$1,180,266	$7,685
5	Short	Long Gilt	December 2021	859,203	843,136	16,067
1	Short	U.S. Treasury Ultra 10 Year Notes	December 2021	147,875	145,250	2,625

						$26,377

						Unrealized (Depreciation)
1	Long	Australian 10 Year Bonds	December 2021	$104,305	$102,278	$(2,027)
5	Long	Euro-BOBL	December 2021	786,589	781,481	(5,108)
2	Long	Euro-BTP	December 2021	354,697	352,023	(2,674)
1	Long	Euro-BUXL	December 2021	236,555	235,539	(1,016)
3	Long	Euro-Schatz	December 2021	390,231	389,918	(313)
4	Long	U.S. Treasury 2 Year Notes	December 2021	881,313	880,219	(1,094)
2	Long	U.S. Treasury 5 Year Notes	December 2021	247,172	245,484	(1,688)
4	Long	U.S. Treasury Ultra Bonds	December 2021	790,536	764,250	(26,286)

						$(40,206)

		Net Unrealized Appreciation (Depreciation)				$(13,829)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	106,000	USD	125,392	10/06/2021	$2,603	$—
	KRW	29,540,000	USD	24,918	10/06/2021	—	(29)
	NZD	70,000	USD	49,786	10/06/2021	1,461	—
	TWD	985,000	USD	35,572	10/06/2021	202	—
	TWD	985,000	USD	35,461	11/04/2021	—	—
	USD	25,298	KRW	29,540,000	10/06/2021	—	(351)
	USD	6,361	NZD	9,000	10/06/2021	—	(148)
	USD	35,406	TWD	985,000	10/06/2021	—	(35)
	USD	38,777	ZAR	580,000	10/06/2021	—	(271)
	USD	24,905	KRW	29,540,000	11/04/2021	25	—
	ZAR	730,000	USD	50,034	10/06/2021	1,570	—

						5,861	(834)

Barclays Bank PLC	AUD	1,109,000	USD	811,155	10/06/2021	9,400	—
	CAD	1,539,000	USD	1,219,641	10/06/2021	4,591	—
	DKK	324,000	USD	50,531	11/04/2021	36	—
	EUR	65,000	USD	75,439	10/06/2021	143	—
	EUR	14,219,000	USD	16,510,872	11/04/2021	30,725	—
	GBP	1,874,000	USD	2,581,836	10/06/2021	56,805	—
	GBP	2,703,000	USD	3,634,062	11/04/2021	—	(8,107)
	ILS	714,000	USD	222,209	11/04/2021	699	—
	NOK	408,000	USD	46,976	10/06/2021	304	—
	PLN	588,000	USD	147,440	11/04/2021	—	(393)
	SEK	220,000	USD	25,182	10/06/2021	51	—
	TRY	2,505,000	USD	296,590	10/06/2021	15,612	—
	TRY	1,812,000	USD	200,642	11/04/2021	457	—
	USD	59,246	AUD	81,000	10/06/2021	—	(687)
	USD	16,250,738	EUR	14,001,000	10/06/2021	—	(32,093)
	USD	3,633,913	GBP	2,703,000	10/06/2021	8,114	—
	USD	222,174	ILS	714,000	10/06/2021	—	(704)
	USD	25,127	JPY	2,800,000	10/06/2021	31	—
	USD	75,254	MXN	1,530,000	10/06/2021	—	(1,157)
	USD	147,442	PLN	588,000	10/06/2021	398	—
	USD	126,772	TRY	1,127,000	10/06/2021	—	(360)
	USD	75,480	EUR	65,000	11/04/2021	—	(143)

						127,366	(43,644)

BNP Paribas SA	EUR	13,641,000	USD	16,163,057	10/06/2021	361,433	—
	GBP	211,000	USD	292,124	10/06/2021	7,823	—
	MYR	657,000	USD	158,198	10/06/2021	1,312	—

						370,568	—

Citibank N.A.	CAD	35,000	USD	27,488	11/04/2021	—	(143)
	CHF	209,000	USD	227,803	10/06/2021	3,531	—
	DKK	911,000	USD	144,972	10/06/2021	3,067	—
	DKK	911,000	USD	142,223	11/04/2021	243	—
	EUR	22,000	USD	25,834	10/06/2021	349	—
	GBP	255,000	USD	349,551	10/06/2021	5,964	—
	JPY	925,662,000	USD	8,428,092	10/06/2021	110,794	—
	JPY	14,881,000	USD	133,052	11/04/2021	—	(683)
	NOK	1,148,000	USD	132,583	10/06/2021	1,261	—
	SEK	220,000	USD	25,509	10/06/2021	378	—
	USD	92,009	AUD	125,000	10/06/2021	—	(1,640)

	USD	27,678	CAD	35,000	10/06/2021	—	(45)
	USD	142,157	DKK	911,000	10/06/2021	—	(252)
	USD	52,001	EUR	44,000	10/06/2021	—	(1,031)
	USD	25,929	GBP	19,000	10/06/2021	—	(329)
	USD	47,135	NOK	408,000	10/06/2021	—	(464)
	USD	51,135	SEK	440,000	10/06/2021	—	(873)
	USD	59,452	ZAR	880,000	10/06/2021	—	(1,029)
	USD	25,124	NOK	220,000	11/04/2021	37	—
	ZAR	580,000	USD	40,510	10/06/2021	2,004	—

						127,628	(6,489)

Deutsche Bank AG	PLN	588,000	USD	153,155	10/06/2021	5,315	—

Goldman Sachs International	MXN	3,580,000	USD	174,379	10/06/2021	1,001	—
	MXN	5,946,000	USD	288,375	11/04/2021	1,627	—
	TRY	215,000	USD	24,347	10/06/2021	232	—
	TRY	1,378,000	USD	152,670	11/04/2021	432	—
	USD	340,278	MXN	6,976,000	10/06/2021	—	(2,433)
	USD	179,876	TRY	1,593,000	10/06/2021	—	(1,194)
	USD	167,295	ZAR	2,520,000	10/06/2021	7	—
	USD	170,469	EUR	147,000	11/04/2021	—	(93)
	USD	83,599	GBP	62,000	11/04/2021	—	(57)
	USD	173,626	MXN	3,580,000	11/04/2021	—	(980)
	ZAR	360,000	USD	24,375	10/06/2021	474	—

						3,773	(4,757)

JPMorgan Chase Bank N.A	CHF	25,000	USD	27,053	10/06/2021	226	—
	EUR	43,000	USD	50,879	10/06/2021	1,069	—
	ILS	79,000	USD	24,479	11/04/2021	—	(30)
	NOK	220,000	USD	25,301	10/06/2021	135	—
	NZD	70,000	USD	49,086	10/06/2021	762	—
	SEK	430,000	USD	49,935	10/06/2021	816	—
	USD	77,147	AUD	105,000	10/06/2021	—	(1,237)
	USD	54,355	CHF	50,000	10/06/2021	—	(701)
	USD	101,437	EUR	86,000	10/06/2021	—	(1,815)
	USD	25,550	JPY	2,800,000	10/06/2021	—	(391)
	USD	51,327	SEK	440,000	10/06/2021	—	(1,066)

						3,008	(5,240)

Morgan Stanley & Co. International PLC	AUD	35,000	USD	25,127	10/06/2021	—	(176)
	CAD	35,000	USD	27,417	10/06/2021	—	(215)
	CHF	139,000	USD	148,984	11/04/2021	—	(277)
	EUR	304,000	USD	360,314	10/06/2021	8,162	—
	ILS	714,000	USD	222,570	10/06/2021	1,101	—
	JPY	2,850,000	USD	25,481	10/06/2021	—	(127)
	JPY	961,338,000	USD	8,596,592	11/04/2021	—	(42,940)
	NOK	1,368,000	USD	155,580	11/04/2021	—	(874)
	SEK	760,000	USD	88,352	10/06/2021	1,537	—
	SEK	800,000	USD	91,111	11/04/2021	—	(292)
	SGD	211,000	USD	157,046	10/06/2021	1,648	—
	SGD	211,000	USD	155,016	11/03/2021	—	(374)
	USD	197,015	CHF	184,000	10/06/2021	430	—
	USD	250,840	EUR	212,000	10/06/2021	—	(5,261)
	USD	8,594,886	JPY	961,338,000	10/06/2021	42,969	—
	USD	155,610	NOK	1,368,000	10/06/2021	878	—
	USD	91,092	SEK	800,000	10/06/2021	292	—
	USD	155,025	SGD	211,000	10/06/2021	373	—
	USD	120,752	ZAR	1,830,000	10/06/2021	741	—

	USD	25,486	JPY	2,850,000	11/04/2021	127	—
	USD	1,139	SEK	10,000	11/04/2021	4	—
	ZAR	4,140,000	USD	283,439	10/06/2021	8,586	—
	ZAR	1,830,000	USD	120,275	11/04/2021	—	(746)

						66,848	(51,282)

Royal Bank of Canada	GBP	98,000	USD	131,994	11/04/2021	—	(56)
	MXN	5,946,000	USD	294,784	10/06/2021	6,821	—

						6,821	(56)

Standard Chartered Bank	AUD	112,000	USD	81,130	11/04/2021	149	—
	GBP	145,000	USD	199,226	10/06/2021	3,853	—
	MYR	657,000	USD	156,731	11/03/2021	164	—
	USD	157,677	EUR	133,000	10/06/2021	—	(3,611)
	USD	156,922	MYR	657,000	10/06/2021	—	(36)

						4,166	(3,647)

State Street Bank & Trust Company	CAD	70,000	USD	55,253	10/06/2021	—	(13)
	CAD	129,000	USD	101,062	11/04/2021	—	(780)
	EUR	317,000	USD	374,815	10/06/2021	7,605	—
	GBP	256,000	USD	350,169	10/06/2021	5,234	—
	JPY	44,826,000	USD	408,292	10/06/2021	5,520	—
	NZD	73,000	USD	51,209	10/06/2021	814	—
	USD	51,564	AUD	70,000	10/06/2021	—	(958)
	USD	74,576	CAD	95,000	10/06/2021	427	—
	USD	26,002	EUR	22,000	10/06/2021	—	(517)
	USD	25,711	GBP	19,000	10/06/2021	—	(111)
	USD	58,111	JPY	6,400,000	10/06/2021	—	(605)
	USD	50,266	MXN	1,020,000	10/06/2021	—	(867)
	USD	79,559	SEK	685,000	10/06/2021	—	(1,312)

						19,600	(5,163)

UBS AG	SEK	735,000	USD	84,127	10/06/2021	169	—
	USD	38,546	JPY	4,300,000	11/04/2021	98	—

						267	—

Unrealized Appreciation (Depreciation)						$741,221	$(121,112)

AUD -	Australian Dollar
CAD -	Canadian Dollar
CHF -	Swiss Franc
DKK -	Danish Krone
EUR -	Euro Currency
GBP -	British Sterling Pound
ILS -	Israeli New Shekel
JPY -	Japanese Yen
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
NZD -	New Zealand Dollar
PLN -	Polish Zloty
SEK -	Swedish Krona
SGD -	Singapore Dollar
TRY -	Turkish Lira
USD -	United States Dollar
ZAR -	South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,670,033	$553,264		$—	$2,223,297
Other Industries	62,382,192	24,135,277	**	—	86,517,469
Exchange-Traded Funds	1,057,462	—		—	1,057,462
U.S. Corporate Bonds & Notes	—	2,474,461		—	2,474,461
Foreign Corporate Bonds & Notes	—	300,712		—	300,712
Foreign Government Obligations	—	31,299,560		—	31,299,560
U.S. Government Treasuries	—	15,283,144		—	15,283,144
Repurchase Agreements	—	3,710,000		—	3,710,000

Total Investments at Value	$65,109,687	$77,756,418		$—	$142,866,105

Other Financial Instruments:+
Futures Contracts	$26,377	$—		$—	$26,377
Forward Foreign Currency Contracts	—	741,221		—	741,221

Total Other Financial Instruments	$26,377	$741,221		$—	$767,598

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$40,206	$—		$—	$40,206
Forward Foreign Currency Contracts	—	121,112		$—	121,112

Total Other Financial Instruments	$40,206	$121,112		$—	$161,318

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2021 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of September 30, 2021 is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of September 30, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	1.78%	$1,925,000
SA Wellington Government and Quality Bond	90.90	98,345,000
SA Wellington Strategic Multi-Asset	0.77	835,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $108,195,000, a repurchase price of $108,195,120, and a maturity date of October 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.50%	05/31/2027	$114,068,000	$110,289,571

As of September 30, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	1.78%	$1,335,000
SA Wellington Government and Quality Bond	90.89	68,170,000
SA Wellington Strategic Multi-Asset	0.77	580,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 30, 2021, bearing interest at a rate of 0.05% per annum, with a principal amount of $75,000,000, a repurchase price of $75,000,104, and a maturity date of October 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$72,427,000	$76,514,181

As of September 30, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	1.78%	$1,155,000
SA Wellington Government and Quality Bond	90.89	59,080,000
SA Wellington Strategic Multi-Asset	0.77	500,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2021, bearing interest at a rate of 0.05% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,090, and a maturity date of October 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.25%	08/15/2046	$63,882,100	$66,214,209

As of September 30, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	1.79%	$2,060,000
SA Wellington Government and Quality Bond	90.91	104,545,000
SA Wellington Strategic Multi-Asset	0.79	905,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2021, bearing interest at a rate of 0.03% per annum, with a principal amount of $115,000,000, a repurchase price of $115,000,096, and a maturity date of October 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.13%	11/15/2028	$103,356,000	$117,237,090

As of September 30, 2021, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount

SA Wellington Capital Appreciation	1.78%	$2,045,000
SA Wellington Government and Quality Bond	90.90	104,530,000
SA Wellington Strategic Multi-Asset	0.77	890,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $115,000,000, a repurchase price of $115,000,128, and a maturity date of October 1, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.50%	08/15/2023	$112,295,000	$117,342,743

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.